UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – December 31, 2017(Unaudited)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 29.6%
$3,071,000	U.S. Treasury Bond, 2.750%, 8/15/47	$3,074,839
1,500,000	U.S. Treasury Note, 1.125%, 7/31/21	1,450,547
1,500,000	U.S. Treasury Note, 1.375%, 4/30/21	1,467,539
40,725,000	U.S. Treasury Note, 1.500%, 10/31/19	40,445,016
1,540,000	U.S. Treasury Note, 1.750%, 6/30/22	1,512,148
3,350,000	U.S. Treasury Note, 1.875%, 4/30/22	3,309,957
5,200,000	U.S. Treasury Note, 2.000%, 12/31/21	5,173,594
15,375,000	U.S. Treasury Note, 2.000%, 10/31/22	15,241,069
22,360,000	U.S. Treasury Note, 2.250%, 8/15/27	22,045,562
28,980,000	United States Treasury Inflation Indexed Bonds, 0.375%, 7/15/27	29,068,413
	Total U.S. Treasury Obligations	$122,788,684

	Corporate Bonds — 27.9%

	Financials — 8.4%
1,388,000	American Express Co., 3.000%, 10/30/24	1,385,698
1,188,000	AvalonBay Communities, Inc. MTN, 3.200%, 1/15/28	1,183,448
1,094,000	Bank of America Corp., 3.705%, 4/24/28	1,122,875
1,660,000	Bank of America Corp. MTN, 4.000%, 1/22/25	1,727,001
1,470,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,453,286
535,000	Bank of Nova Scotia (The) (Canada), (3M LIBOR +0.620%), 2.233%, 9/19/22(A)	535,661
945,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	954,075
370,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	373,553
1,540,000	Boston Properties LP, 3.200%, 1/15/25	1,535,094
1,019,000	Branch Banking & Trust Co., 3.625%, 9/16/25	1,056,374
1,205,000	Capital One NA, 1.650%, 2/5/18	1,204,967
710,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	801,657
294,000	Cincinnati Financial Corp., 6.125%, 11/1/34	374,410
1,015,000	Citigroup, Inc., 3.300%, 4/27/25	1,024,464
617,000	Citigroup, Inc., 4.750%, 5/18/46	680,150
865,000	Credit Suisse AG (Switzerland) MTN, 3.625%, 9/9/24	895,051
1,065,000	Fifth Third Bancorp, 2.875%, 7/27/20	1,076,256
1,547,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	1,674,251
1,200,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,216,287
925,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	934,029
790,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	801,422
1,040,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	1,127,142
1,080,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	1,120,111
950,000	Huntington National Bank (The), 2.200%, 11/6/18	950,844
805,000	JPMorgan Chase & Co., 3.250%, 9/23/22	824,201
1,455,000	Morgan Stanley, 3.950%, 4/23/27	1,477,524
1,100,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	1,115,131
1,130,000	PNC Bank NA, 2.700%, 11/1/22	1,124,442
795,000	Prudential Financial, Inc., 5.625%, 6/15/43	860,985
1,380,000	SL Green Operating Partnership LP, 3.250%, 10/15/22	1,374,711
1,193,000	State Street Corp., (3M LIBOR +1.000%), 2.590%, 6/15/47(A)	1,075,179
800,000	Wells Fargo & Co., 2.100%, 7/26/21	786,605
785,000	Wells Fargo & Co., 4.125%, 8/15/23	827,823
		34,674,707

	Information Technology — 2.7%
1,289,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	1,366,508
1,750,000	Apple, Inc., 2.750%, 1/13/25	1,734,778
1,303,000	Apple, Inc., 4.650%, 2/23/46	1,525,858
1,200,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	1,323,142
650,000	Microsoft Corp., 3.500%, 2/12/35	676,301
1,073,000	Oracle Corp., 2.650%, 7/15/26	1,046,119
1,185,000	Oracle Corp., 3.250%, 11/15/27	1,205,104
1,400,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,403,180
935,000	Visa, Inc., 4.150%, 12/14/35	1,038,093
		11,319,083

	Energy — 2.5%
993,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	990,608
836,000	Concho Resources, Inc., 3.750%, 10/1/27	846,915
795,000	EOG Resources, Inc., 3.900%, 4/1/35	811,436
1,292,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	1,349,494
955,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	953,281
1,045,000	Rockies Express Pipeline LLC, 144a, 6.875%, 4/15/40	1,175,625
1,082,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	1,161,068
1,230,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	1,211,912
2,475	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	2,710

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 27.9% (Continued)

	Energy — (Continued)
$882,000	Western Gas Partners LP, 3.950%, 6/1/25	$881,903
1,141,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	1,135,295
		10,520,247

	Health Care — 2.5%
1,270,000	Abbott Laboratories, 3.750%, 11/30/26	1,304,120
1,162,000	AbbVie, Inc., 4.450%, 5/14/46	1,263,094
795,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	809,347
380,000	Catholic Health Initiatives, 4.200%, 8/1/23	393,507
952,000	Celgene Corp., 5.000%, 8/15/45	1,080,130
1,016,000	Express Scripts Holding Co., 3.300%, 2/25/21	1,031,946
1,600,000	Johnson & Johnson, 2.900%, 1/15/28	1,602,376
950,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	974,766
180,000	Mylan NV (Netherlands), 3.000%, 12/15/18	180,962
426,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	419,295
265,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 3.150%, 10/1/26†	218,796
860,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	862,106
320,000	Zimmer Biomet Holdings, Inc., 3.375%, 11/30/21	324,226
		10,464,671

	Consumer Discretionary — 2.3%
1,030,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	1,101,561
1,114,000	Amazon.com, Inc., 144a, 2.800%, 8/22/24	1,110,614
1,391,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	1,612,154
1,286,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	1,305,862
1,110,000	AutoNation, Inc., 5.500%, 2/1/20	1,171,846
711,000	Ford Motor Co., 4.750%, 1/15/43	721,047
960,000	Home Depot, Inc. (The), 5.950%, 4/1/41	1,300,059
1,303,000	Time Warner, Inc., 3.800%, 2/15/27	1,301,768
		9,624,911

	Consumer Staples — 2.2%
1,220,000	Constellation Brands, Inc., 2.650%, 11/7/22	1,207,026
735,000	CVS Health Corp., 5.125%, 7/20/45	842,379
1,525,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,599,023
810,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	1,066,279
435,000	Kroger Co. (The), 5.000%, 4/15/42	462,172
922,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	977,882
591,000	Moody's Corp., 2.750%, 12/15/21	591,741
1,114,000	Reynolds American, Inc., 4.450%, 6/12/25	1,187,797
1,330,000	Wal-Mart Stores, Inc., 2.350%, 12/15/22	1,325,330
		9,259,629

	Telecommunication Services — 1.9%
460,000	AT&T, Inc., 3.900%, 3/11/24	472,092
691,000	AT&T, Inc., 3.900%, 8/14/27	695,617
275,000	AT&T, Inc., 4.350%, 6/15/45	253,715
865,000	AT&T, Inc., 4.500%, 5/15/35	859,867
1,159,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,351,313
1,137,000	Comcast Corp., 2.850%, 1/15/23	1,146,101
1,385,000	Qwest Corp., 6.750%, 12/1/21	1,491,480
550,000	Verizon Communications, Inc., 4.672%, 3/15/55	530,994
886,000	Verizon Communications, Inc., 5.012%, 4/15/49	929,226
		7,730,405

	Industrials — 1.7%
1,290,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,680,918
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,480,350
930,000	FedEx Corp., 5.100%, 1/15/44	1,082,278
280,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 2.096%, 5/22/20(A)	281,490
920,000	Roper Technologies, Inc., 3.000%, 12/15/20	930,949
334,000	SBA Tower Trust, 144a, 2.898%, 10/8/19	334,803
1,005,000	Siemens Financieringsmaatschappij NV (Netherlands), 144a, 3.125%, 3/16/24	1,019,825
280,000	Vulcan Materials Co., 4.500%, 4/1/25	298,369
		7,108,982

	Utilities — 1.7%
1,225,000	Dominion Energy, Inc., 2.000%, 8/15/21	1,197,064
700,000	Duke Energy Progress LLC, 4.150%, 12/1/44	763,522
1,004,000	Fortis, Inc., (Canada), 3.055%, 10/4/26	969,407
1,279,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.125%), 3.713%, 6/15/67(A)	1,218,793
945,000	Oncor Electric Delivery Co. LLC, 144a, 3.800%, 9/30/47	981,759
1,422,000	PacifiCorp., 5.750%, 4/1/37	1,835,938
		6,966,483

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 27.9% (Continued)

	Real Estate — 1.5%
$1,296,000	Crown Castle International Corp., 3.650%, 9/1/27	$1,292,827
832,000	Digital Realty Trust LP, 2.750%, 2/1/23	824,688
853,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	876,728
803,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	814,244
983,000	Ventas Realty LP, 3.500%, 2/1/25	990,316
1,105,000	Vornado Realty LP REIT, 5.000%, 1/15/22	1,185,352
		5,984,155

	Materials — 0.5%
785,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	932,187
1,106,000	Suzano Austria GmbH, 144a, 5.750%, 7/14/26	1,200,674
		2,132,861
	Total Corporate Bonds	$115,786,134

	U.S. Government Mortgage-Backed Obligations — 23.7%
39,355	FHLMC, Pool #1B3366, (12M LIBOR +1.783%), 3.533%, 3/1/37(A)	41,422
142,325	FHLMC, Pool #1H1348, (1 Year CMT Rate +2.140%), 3.287%, 10/1/36(A)	149,201
355,987	FHLMC, Pool #1Q0339, (12M LIBOR +1.923%), 3.660%, 4/1/37(A)	375,760
20,546	FHLMC, Pool #A12886, 5.000%, 8/1/33	22,392
59,995	FHLMC, Pool #A13842, 6.000%, 9/1/33	67,014
13,103	FHLMC, Pool #A21415, 5.000%, 5/1/34	14,170
28,639	FHLMC, Pool #A35682, 5.000%, 7/1/35	30,975
14,728	FHLMC, Pool #A36523, 5.000%, 8/1/35	15,927
83,516	FHLMC, Pool #A46590, 5.000%, 8/1/35	89,746
22,742	FHLMC, Pool #A56988, 5.500%, 2/1/37	25,136
6,849	FHLMC, Pool #A64971, 5.500%, 8/1/37	7,615
4,034,939	FHLMC, Pool #A89148, 4.000%, 10/1/39	4,236,111
145,153	FHLMC, Pool #A96485, 4.500%, 1/1/41	154,756
742,018	FHLMC, Pool #A97897, 4.500%, 4/1/41	804,067
19,884	FHLMC, Pool #C62740, 7.000%, 1/1/32	21,430
25,649	FHLMC, Pool #C72254, 6.500%, 7/1/32	28,811
90,876	FHLMC, Pool #C90986, 7.000%, 6/1/26	98,317
24,797	FHLMC, Pool #G02184, 5.000%, 4/1/36	26,893
3,501,906	FHLMC, Pool #G05483, 4.500%, 6/1/39	3,754,278
4,059,695	FHLMC, Pool #G05624, 4.500%, 9/1/39	4,352,274
401,899	FHLMC, Pool #G05733, 5.000%, 11/1/39	438,975
228,119	FHLMC, Pool #J13584, 3.500%, 11/1/25	236,879
3,181,199	FHLMC, Pool #Q29056, 4.000%, 10/1/44	3,327,061
6,477,923	FHLMC, Pool #Q32917, 3.000%, 4/1/45	6,499,158
7,004,751	FHLMC, Pool #Q33006, 3.500%, 4/1/45	7,204,262
85,905	FNMA, Pool #255628, 5.500%, 2/1/25	94,050
15,631	FNMA, Pool #426830, 8.000%, 11/1/24	16,132
3,439	FNMA, Pool #432269, 6.500%, 8/1/28	3,812
1	FNMA, Pool #535290, 8.000%, 5/1/30	1
9,844	FNMA, Pool #540040, 7.500%, 6/1/28	9,862
20,448	FNMA, Pool #561741, 7.500%, 1/1/31	22,929
37,259	FNMA, Pool #640291, 7.000%, 8/1/32	38,107
32,081	FNMA, Pool #653301, 6.500%, 7/1/32	35,561
69,568	FNMA, Pool #653502, 6.500%, 7/1/32	77,113
38,461	FNMA, Pool #670402, 6.500%, 6/1/32	42,632
204	FNMA, Pool #704460, 6.000%, 5/1/18	204
5,283	FNMA, Pool #725906, (12M LIBOR +1.617%), 3.367%, 8/1/34(A)	5,549
112,504	FNMA, Pool #738887, 5.500%, 10/1/33	123,181
221,852	FNMA, Pool #745257, 6.000%, 1/1/36	250,901
1,857	FNMA, Pool #745974, (12M LIBOR +1.853%), 3.603%, 10/1/36(A)	1,957
93,437	FNMA, Pool #748895, 6.000%, 12/1/33	100,284
162,921	FNMA, Pool #758564, 6.000%, 9/1/24	182,004
105,319	FNMA, Pool #810049, 5.500%, 3/1/35	115,850
145,179	FNMA, Pool #819297, 6.000%, 9/1/35	164,349
926,392	FNMA, Pool #881279, 5.000%, 11/1/36	1,008,294
50,439	FNMA, Pool #889060, 6.000%, 1/1/38	56,931
106,465	FNMA, Pool #889061, 6.000%, 1/1/38	121,664
3,206,729	FNMA, Pool #890310, 4.500%, 12/1/40	3,437,497
37,179	FNMA, Pool #893003, 7.000%, 9/1/36	38,330
12,261	FNMA, Pool #895657, 6.500%, 8/1/36	13,374
182,974	FNMA, Pool #905049, 5.500%, 11/1/36	200,283
89,332	FNMA, Pool #908944, 5.500%, 1/1/37	97,782
573,670	FNMA, Pool #928553, 5.500%, 8/1/37	642,711
1,347,252	FNMA, Pool #931535, 5.500%, 7/1/39	1,477,385
285,456	FNMA, Pool #AA3467, 4.500%, 4/1/39	307,931
454,495	FNMA, Pool #AA4584, 4.500%, 4/1/39	490,250
104,579	FNMA, Pool #AB1800, 4.000%, 11/1/40	110,652
357,979	FNMA, Pool #AB2452, 4.000%, 3/1/26	374,698
3,832,929	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,860,343
113,191	FNMA, Pool #AD3775, 4.500%, 3/1/25	119,432
151,567	FNMA, Pool #AD6193, 5.000%, 6/1/40	163,591
5,679,707	FNMA, Pool #AD9193, 5.000%, 9/1/40	6,132,513
4,003,292	FNMA, Pool #AE0215, 4.000%, 12/1/39	4,206,341
369,887	FNMA, Pool #AE0996, 4.000%, 2/1/41	391,266
208,382	FNMA, Pool #AE1568, 4.000%, 9/1/40	218,885
651,890	FNMA, Pool #AE2497, 4.500%, 9/1/40	707,021
94,364	FNMA, Pool #AE5441, 5.000%, 10/1/40	101,776
349,066	FNMA, Pool #AH1135, 5.000%, 1/1/41	377,038
520,162	FNMA, Pool #AH3483, 3.500%, 2/1/26	538,859
202,112	FNMA, Pool #AH3671, 4.000%, 2/1/26	209,663
564,761	FNMA, Pool #AH6622, 4.000%, 3/1/41	601,743
740,071	FNMA, Pool #AL0150, 4.000%, 2/1/41	782,920
163,214	FNMA, Pool #AL0211, 5.000%, 4/1/41	176,054
4,265,618	FNMA, Pool #AL2860, 3.000%, 12/1/42	4,288,670
6,029,687	FNMA, Pool #AL5718, 3.500%, 9/1/44	6,228,391
2,986,126	FNMA, Pool #AS0779, 4.000%, 10/1/43	3,165,673
76,217	FNMA, Pool #AS7813, 4.000%, 8/1/46	79,740
4,595,283	FNMA, Pool #AS8703, 2.500%, 2/1/32	4,592,009
1,112,840	FNMA, Pool #AS8855, 3.500%, 2/1/37	1,152,112
9,586,283	FNMA, Pool #BC1809, 3.500%, 5/1/46	9,847,694
1,096,226	FNMA, Pool #BH6180, 4.000%, 7/1/47	1,147,397

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 23.7% (Continued)
$1,992,354	GNMA, Pool #4424, 5.000%, 4/20/39	$2,166,218
34,144	GNMA, Pool #5305, 4.000%, 2/20/42	35,936
2,750,000	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,913,395
8,200,356	GNMA, Ser 2012-147, Class IO, 0.568%, 4/16/54(A)(B)(C)	278,083
4,441,510	GNMA, Ser 2016-113, Class IO, 1.193%, 2/16/58(A)(B)(C)	399,821
17,495,499	GNMA, Ser 2016-140, Class IO, 0.936%, 5/16/58(A)(B)(C)	1,379,279
299,859	GNMA, Ser 2017-120, Class UZ, 4.000%, 8/20/47	299,685
	Total U.S. Government Mortgage-Backed Obligations	$98,246,438

Shares

Exchange-Traded Fund — 8.7%
295,918	iShares iBoxx $ Investment Grade Corporate Bond ETF	$35,971,792

Principal
Amount

	Asset-Backed Securities — 2.5%
$475,000	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class B, 144a, 2.850%, 7/10/20	478,360
3,283	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(D)	3,386
365,441	CWHEQ Home Equity Loan Trust, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)(C)	352,862
525,489	Elara HGV Timeshare Issuer LLC, Ser 2017-A, Class A, 144a, 2.690%, 3/25/30	521,535
318,577	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(D)	330,049
191,480	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 6.770%, 12/25/29(D)	223,233
39,533	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(D)	42,248
1,426,921	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,557,181
361,947	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	359,182
1,540	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)(C)	1,603
313,163	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	317,606
337,461	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	339,554
1,975,000	Taco Bell Funding LLC, Ser 2016-1A, Class A2I, 144a, 3.832%, 5/25/46	2,001,801
600,000	Voya Clo Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 2.514%, 10/15/30(A)	600,307
3,325,000	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,325,000
	Total Asset-Backed Securities	$10,453,907

	Agency Collateralized Mortgage Obligations — 2.5%
5,919,645	FHLMC REMIC, Ser 3331 Class PE, 6.000%, 6/15/37	6,504,713
1,727,292	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,863,320
307,131	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	341,704
3,052,660	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22	144,263
115,044	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	115,975
1,117,518	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	1,127,346
118,217	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 1.802%, 8/25/44(A)	117,401
	Total Agency Collateralized Mortgage Obligations	$10,214,722

	Non-Agency Collateralized Mortgage Obligations — 1.5%
3,688	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.539%, 3/25/35(A)(C)	3,612
207,775	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	203,529
10,202	Alternative Loan Trust, Ser 2005-J3, Class 3A1, 6.500%, 9/25/34	10,119
39,962	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	40,321
2,235,620	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.865%, 12/25/44(A)(C)	2,267,139
88,729	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.383%, 2/25/35(A)(C)	90,150
241,926	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.632%, 4/25/35(A)(C)	244,798
53,451	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.427%, 6/25/36(A)(C)	50,559
34,145	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	34,331

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 1.5% (Continued)
$194,379	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	$153,666
334,192	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.639%, 2/25/43(A)(C)	339,897
391,840	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.639%, 2/25/43(A)(C)	395,916
582,646	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.564%, 8/25/43(A)(C)	584,894
576,509	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.515%, 5/25/43(A)(C)	585,608
755	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Ser 2004-21XS, Class 2A6B, 5.650%, 12/25/34(D)	748
121,035	Structured Asset Securities Corp. Trust, Ser 2005-17, Class 5A1, 5.500%, 10/25/35	97,396
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(C)	707,832
306,694	Towd Point Mortgage Trust, Ser 2016-2, Class A1, 144a, 3.000%, 8/25/55(A)(C)	308,823
107,615	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	98,992
107,203	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 3.365%, 6/25/33(A)(C)	108,193
	Total Non-Agency Collateralized Mortgage Obligations	$6,326,523

	Commercial Mortgage-Backed Securities — 1.5%
472,000	280 Park Avenue 2017-280P Mortgage Trust, Ser 2017-280P, Class A, 144a, (1M LIBOR +0.880%), 2.357%, 9/15/34(A)	472,588
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(C)	586,544
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(C)	550,321
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	604,996
3,400,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	3,361,478
528,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 10/6/38(A)(C)	506,368
	Total Commercial Mortgage-Backed Securities	$6,082,295

	Sovereign Government Obligations — 0.7%
253,000	Bermuda Government International Bond, 144a, 3.717%, 1/25/27	255,846
1,110,000	Mexico Government International Bond, 4.350%, 1/15/47	1,060,050
432,000	Portugal Government International Bond, 144a, 5.125%, 10/15/24	463,501
1,135,000	Province of Alberta Canada, 2.200%, 7/26/22	1,118,465
	Total Sovereign Government Obligations	$2,897,862

	Bank Loans — 0.4%

	Consumer Staples — 0.0%
285,391	J Crew Group Inc., Consenting Amended Initial Loan, (LIBOR +3.220%), 4.848%, 3/5/21(A)	170,378

	Information Technology — 0.4%
1,408,550	Micron Technology Inc., Term Loan, (LIBOR +2.000%), 3.390%, 4/26/22(A)	1,420,424
	Total Bank Loans	$1,590,802

Shares

	Preferred Stocks — 0.1%

	Utilities — 0.1%
7,620	Entergy Louisiana LLC, 4.875%	189,128
6,160	Integrys Holding, Inc, 6.000%	166,628
	Total Preferred Stocks	$355,756
	Short-Term Investment Funds — 1.5%
6,022,163	Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	6,022,163
222,473	Invesco Government & Agency Portfolio, Institutional Class, 1.19%**∞Ω	222,473
	Total Short-Term Investment Funds	$6,244,636

	Total Investment Securities — 100.6%
	(Cost $412,892,279)	$416,959,551

	Liabilities in Excess of Other Assets — (0.6)%	(2,494,524)
	Net Assets — 100.0%	$414,465,027

5

Touchstone Active Bond Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $216,608.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $33,812,339 or 8.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	$—	$122,788,684	$—	$122,788,684
Corporate Bonds	—	115,786,134	—	115,786,134
U.S. Government Mortgage-Backed Obligations	—	98,246,438	—	98,246,438
Exchanged-Traded Fund	35,971,792	—	—	35,971,792
Asset-Backed Securities	—	10,453,907	—	10,453,907
Agency Collateralized Mortgage Obligations	—	10,214,722	—	10,214,722
Non-Agency Collateralized Mortgage Obligations	—	6,326,523	—	6,326,523
Commercial Mortgage-Backed Securities	—	6,082,295	—	6,082,295
Sovereign Government Obligations	—	2,897,862	—	2,897,862
Bank Loans	—	1,590,802	—	1,590,802
Preferred Stocks	355,756	—	—	355,756

6

Touchstone Active Bond Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Short-Term Investment Funds	$6,244,636	$—	$—	$6,244,636
Other Financial Instruments***
Futures Interest Rate Contracts	54,109	—	—	54,109
Total Assets	$42,626,293	$374,387,367	$—	$417,013,660

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments***
Futures Interest Rate Contracts	$(106,156)	$—	$—	$(106,156)
Total	$42,520,137	$374,387,367	$—	$416,907,504

***Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized appreciation (depreciation) on futures interest rate contracts.

Futures Contracts

At December 31, 2017, $349,900 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2017:

				Value and
				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Amount	(Depreciation)
Short Futures:
US Ultra Bond Futures	03/1/2018	142	$23,701,031	$(106,156)
Long Futures:
10-Year US Ultra Futures	03/1/2018	180	23,987,141	54,109
				$(52,047)

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Arbitrage Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.9%

Financials — 51.5%
Avista Healthcare Public Acquisition Corp. - Class A (Cayman Islands)*	157,745	$1,564,830
Avista Healthcare Public Acquisition Corp. (Cayman Islands)*	540	5,562
Black Ridge Acquisition Corp.*	235,000	2,270,100
Capitol Investment Corp. IV - Class A (Cayman Islands)*	263,284	2,551,222
Capitol Investment Corp. IV (Cayman Islands)*	289,219	2,892,190
CM Seven Star Acquisition Corp. (Cayman Islands)*	212,625	2,117,745
Federal Street Acquisition Corp. - Class A*	616,904	5,990,138
GigCapital, Inc.*	372,500	3,725,000
Gores Holdings II, Inc., Class A*	436,451	4,338,323
GTY Technology Holdings, Inc. (Cayman Islands)*	11,286	116,246
GTY Technology Holdings, Inc., Class A (Cayman Islands)*†	394,646	3,918,835
Haymaker Acquisition Corp.*	650,000	6,435,000
Hennessy Capital Acquisition Corp. III*	129,032	1,264,514
Hennessy Capital Acquisition Corp. III*	7,071	73,185
Industrea Acquisition Corp.*	50,000	503,000
Industrea Acquisition Corp., Class A*	142,360	1,383,739
Kayne Anderson Acquisition Corp., Class A*†	684,928	6,650,651
Kayne Anderson Acquisition Corp., Class C*†	14,635	145,765
Landcadia Holdings, Inc.*†	441,102	4,384,554
Legacy Acquisition Corp.*	510,000	5,069,400
Leisure Acquisition Corp.*	303,000	2,999,700
Matlin and Partners Acquisition Corp.*	1,100	11,055
Matlin and Partners Acquisition Corp. - Class A*†	497,003	4,850,749
Mosaic Acquisition Corp. (Cayman Islands)*†	617,263	6,234,356
Pensare Acquisition Corp.*	423,360	4,089,658
Pensare Acquisition Corp.*	3	31
Regalwood Global Energy Ltd. (Cayman Islands)*	299,930	2,984,304
Saban Capital Acquisition Corp. - Class A (Cayman Islands)*†	403,731	4,009,049
Saban Capital Acquisition Corp. (Cayman Islands)*	178,140	1,874,033
Sentinel Energy Services, Inc. (Cayman Islands)*	253,500	2,527,395
Silver Run Acquisition Corp. II, Class A*	434,486	4,305,756
TPG Pace Energy Holdings Corp.*	10,000	101,500
TPG Pace Energy Holdings Corp., Class A*	626,811	6,105,139
TPG Pace Energy Holdings Corp., Class A*	208,937	271,618
TPG Pace Holdings Corp., Class A (Cayman Islands)*	651,509	6,352,213
Vantage Energy Acquisition Corp., Class A*†	573,351	5,572,972
		107,689,527

Consumer Discretionary — 18.1%
CalAtlantic Group, Inc.	74,200	4,184,138
Lennar Corp. - Class A	17,200	1,087,728
Lennar Corp. - Class B	33,157	1,713,554
Regal Entertainment Group, Class A††	240,000	5,522,400
Scripps Networks Interactive, Inc., - Class A	40,600	3,466,428
Time Warner, Inc.††	70,000	6,402,900
Time, Inc.	415,130	7,659,148
Tribune Media Co., Class A††	183,460	7,791,546
		37,827,842

Information Technology — 10.2%
Alphabet, Inc. - Class A*	605	637,307
Bazaarvoice, Inc.*††	652,400	3,555,580
Dell Technologies, Inc., - Class V*	52,270	4,248,506
Nets A/S (Denmark), 144a*	141,500	3,721,824
NXP Semiconductors NV (Netherlands)*	62,770	7,349,739
VMware, Inc., - Class A*	15,100	1,892,332
		21,405,288

Health Care — 8.0%
Akorn, Inc.*††	230,295	7,422,408
Becton Dickinson & Co.	11,763	2,518,076
Ignyta, Inc.*	173,748	4,639,072
Sucampo Pharmaceuticals, Inc. - Class A*	117,800	2,114,510
		16,694,066

Utilities — 4.2%
Calpine Corp.*††	232,000	3,510,159
Dynegy, Inc.*	449,921	5,331,564
		8,841,723

Consumer Staples — 4.1%
Amplify Snack Brands, Inc.*†	592,400	7,114,724
Rite Aid Corp.*†	697,942	1,374,946
		8,489,670

Industrials — 2.6%
Orbital ATK, Inc.††	40,510	5,327,065

Telecommunication Services — 2.2%
Straight Path Communications, Inc., Class B*	25,291	4,597,651
Total Common Stocks		$210,872,832

8

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 8.0%

	Financials — 4.2%
$1,000,000	Allstate Corp. (The), (3M LIBOR +1.935%), 3.351%, 5/15/37(A)	$987,500
800,000	Banco Bilbao Vizcaya Argentaria SA (Spain), 9.000%(B)	818,000
1,000,000	Barclays PLC (United Kingdom), 8.250%(B)	1,048,250
2,000,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN, (Ireland), 8.250%(B)	2,004,600
1,000,000	Cooperatieve Rabobank UA (Netherlands), 144a, 11.000%(B)	1,117,500
500,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.986%, 2/15/27(A)	467,500
500,000	JPMorgan Chase & Co., (3M LIBOR +1.000%), 2.416%, 5/15/47(A)	446,250
500,000	JPMorgan Chase & Co., (3M LIBOR +0.950%), 2.643%, 9/30/34(A)	462,500
375,000	NB Capital Trust III, (3M LIBOR +0.550%), 1.909%, 1/15/27(A)	352,500
1,000,000	Societe Generale SA, EMTN, (France), 8.250%(B)	1,046,250
		8,750,850

	Consumer Discretionary — 1.4%
760,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 7/1/19	744,800
1,000,000	LIN Television Corp., 5.875%, 11/15/22	1,040,000
1,100,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22	1,133,000
		2,917,800

	Energy — 1.2%
1,050,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	1,151,062
1,350,000	Sunoco LP / Sunoco Finance Corp., 6.250%, 4/15/21	1,403,325
		2,554,387

	Telecommunication Services — 0.7%
250,000	Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	258,750
1,250,000	T-Mobile USA, Inc., 6.125%, 1/15/22	1,289,375
		1,548,125

	Materials — 0.5%
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,025,000
	Total Corporate Bonds	$16,796,162

		Market
	Shares	Value

Exchange-Traded Funds — 4.2%
Consumer Discretionary Select Sector SPDR Fund	1,257	$124,053
Consumer Staples Select Sector SPDR Fund	146	8,306
Financial Select Sector SPDR Fund	3,813	106,421
Industrial Select Sector SPDR Fund	121	9,156
SPDR S&P 500 ETF Trust	31,500	8,406,090
Technology Select Sector SPDR Fund	1,856	118,691
Total Exchange-Traded Funds		$8,772,717

Warrants — 1.0%
Financials — 1.0%
Avista Healthcare Public, Class A (Cayman Islands), Exp 12/2/21, Price $5.75*	344,500	96,494
Black Ridge Acquisition Corp., Exp 10/25/22 Price $11.50*	235,000	77,550
Constellation Alpha Capital Corp., (Cayman Islands), Exp 3/23/24, Price $11.50*	473,050	113,532
Federal Street Acquisition Corp., Class A, Exp 7/24/22 Price $11.50*	260,779	273,818
Gores Holdings II, Inc., Class A, Exp 3/6/22, Price $11.50*	48,125	96,731
GTY Technology Holdings, Inc., Class A (Cayman Islands), Exp 11/14/21, Price $11.50*	55,488	69,360
Kayne Anderson Acquisition Corp., Class A, Exp 6/30/22 Price $11.50*	188,433	156,399
Landcadia Holdings, Inc., Exp 6/1/23 Price $11.50*	74,200	51,940
Matlin and Partners Acquisition Corp., Class A, Exp 5/28/21 Price $11.50*	349,105	146,624
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	149,180	82,049
Silver Run Acquisition Corp. II, Class A, Exp 4/27/22, Price 11.50*	234,522	347,093
TPG Pace Holdings Corp. - Class A, Exp 8/18/22 Price $11.50*	184,328	285,708
Vantage Energy Acquisition Corp., Class A, Exp 4/12/24, Price $11.50*	117,058	128,764
Williams Scotsman Corp., Exp 11/29/22, Price $11.50*	60,928	87,736
Total Warrants		$2,013,798

Preferred Stocks — 0.2%

Real Estate — 0.2%
Public Storage, 5.625%(B)†	19,531	$491,009

Number
of
Rights

Rights — 0.1%
Black Ridge Acquisition Corp. Exp 7/10/19, Strike Price $11.50*	235,000	65,800

9

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Rights	Value

Rights — 0.1% (Continued)
Pensare Acquisition Corp. Exp 2/1/19, Strike Price $11.50*	298,360	$131,278
Media General, Inc. Exp 1/19/18, Strike Price $10.00(C)(D)	180,000	18,000
Total Rights		$215,078

	Number
	of	Notional	Market
	Contracts	Amount	Value
Purchased Options — 0.0%
Purchased Call Options — 0.0%
VMware, Inc., Strike @125.00, Exp 01/19††	122	$1,130,452	$39,040

	Shares

Short-Term Investment Funds — 3.4%
Dreyfus Government Cash Management, Institutional Shares, 1.19%∞Ω	5,017	5,017
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**∞Ω	7,023,012	7,023,012
Total Short-Term Investment Funds		$7,028,029
Total Long Positions
(Cost $248,400,237)		$246,228,665

Securities Sold Short — (17.1%)

Common Stocks — (12.8%)

Telecommunication Services — (1.0%)
AT&T, Inc.	(56,000)	(2,177,280)

Health Care — (1.2%)
Becton Dickinson & Co.	(11,763)	(2,517,988)

Utilities — (2.6%)
Vistra Energy Corp.*	(293,348)	(5,374,135)

Information Technology — (3.7%)
Alphabet, Inc.*	(605)	(633,072)
VMware, Inc. - Class A*	(56,870)	(7,126,948)
		(7,760,020)

Consumer Discretionary — (4.3%)
Lennar Corp. - Class B	(771)	(39,845)
Sinclair Broadcast Group, Inc., Class A	(42,195)	(1,597,081)
Lennar Corp. - Class A	(115,253)	(7,288,600)
		(8,925,526)
Total Common Stocks		$(26,754,949)

		Market
	Shares	Value

Exchange-Traded Funds — (4.3%)
Energy Select Sector SPDR Fund	(3,736)	$(269,963)
Health Care Select Sector SPDR Fund	(1,095)	(90,535)
iShares US Telecommunications ETF	(1,087)	(31,969)
Materials Select Sector SPDR Fund	(295)	(17,856)
Real Estate Select Sector SPDR Fund	(1,924)	(63,377)
SPDR S&P 500 ETF Trust	(31,500)	(8,406,090)
Utilities Select Sector SPDR Fund	(79)	(4,162)
Total Exchange-Traded Funds		$(8,883,952)
Total Securities Sold Short
(Proceeds $31,213,584)		$(35,638,901)

	Number
	of	Notional
	Contracts	Amount
Written Options — 0.0%

Written Call Options — (0.0%)
VMware, Inc., Strike @126.00 Exp 01/19	(105)	$—	(9,975)

Written Put Options — (0.0%)
Lennar Corp., Strike @57.50, Exp 01/19	(75)	(350,700)	(1,800)
Lennar Corp., Strike @60.00, Exp 01/19	(75)	(350,700)	(3,900)
			$(5,700)

Total Written Options
(Premiums received $24,454)			$(15,675)

Total — 100.7%			$210,574,089

Cash Collateral for Securities Sold Short and Written Options — 11.4%			23,799,682
Liabilities in Excess of Other Assets — (12.1%)			(25,326,880)

Net Assets — 100.0%			$209,046,891

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

10

Touchstone Arbitrage Fund (Unaudited) (Continued)

(D)	This is a restricted security that cannot be sold to qualified institutional buyers. At December 31, 2017, this security was valued at $18,000 or 0.0% of net assets.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $6,647,974.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of December 31, 2017 was $38,604,199.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

DKK - Denmark Krone

ETF - Exchange-Traded Fund

EMTN - Euro Medium Term Note

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $7,443,374 or 3.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks Financials	$107,689,527	$—	$—	$107,689,527
Consumer Discretionary	37,827,842	—	—	37,827,842
Information Technology	21,405,288	—	—	21,405,288
Health Care	16,694,066	—	—	16,694,066
Utilities	8,841,723	—	—	8,841,723
Consumer Staples	8,489,670	—	—	8,489,670
Industrials	5,327,065	—	—	5,327,065
Telecommunication Services	4,597,651	—	—	4,597,651
Corporate Bonds	—	16,796,162	—	16,796,162
Exchange-Traded Funds	8,772,717	—	—	8,772,717
Warrants	2,013,798	—	—	2,013,798
Preferred Stock	491,009	—	—	491,009
Rights	197,078	—	18,000	215,078
Purchased Options Equity Contracts	39,040	—	—	39,040
Short-Term Investment Funds	7,028,029	—	—	7,028,029
Total Assets	$229,414,503	$16,796,162	$18,000	$246,228,665

Liabilities:
Securities Sold Short
Common Stocks	$(26,754,949)	$—	$—	$(26,754,949)
Exchange Traded Funds	(8,883,952)	—	—	(8,883,952)
Other Financial Instruments***
Written Options Equity Contracts	(15,675)	—	—	(15,675)
Forward Foreign Currency Contract	—	(37,488)	—	(37,488)
Total Liabilities	$(35,654,576)	$(37,488)	$—	$(35,692,064)
Total	$193,759,927	$16,758,674	$18,000	$210,536,601

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized depreciation on forward foreign currency contracts.

11

Touchstone Arbitrage Fund (Unaudited) (Continued)

Measurements Using Unobservable Inputs (Level 3)
Assets	Rights

Beginning balance September 30, 2017	$18,000
Net change in unrealized appreciation/depreciation	—
Realized gain from distributions received	—
Ending balance December 31, 2017	$18,000
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2017	$—

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Exp 1/19/18, Strike Price $10.00	$18,000	Issuer Guidance	New Issuer

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation

Brown Brothers Harriman	01/31/2018	USD	3,733,509	DKK	23,347,500	$(37,488)
						$(37,488)

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

South Korea — 14.2%

Consumer Discretionary — 3.3%
Innocean Worldwide, Inc.	2,294	$156,855
Loen Entertainment, Inc.	1,533	161,097
Modetour Network, Inc.	4,485	127,778

Consumer Staples — 1.1%
Orion Corp.*	1,482	144,663

Financials — 1.2%
KIWOOM Securities Co. Ltd.	2,033	166,190

Health Care — 1.2%
Value Added Technology Co. Ltd.	5,091	161,925

Industrials — 1.1%
Hyundai Engineering & Construction Co. Ltd.	4,428	150,144

Information Technology — 4.9%
Douzone Bizon Co. Ltd.	6,134	190,369
Jusung Engineering Co. Ltd.*	14,074	177,930
Koh Young Technology, Inc.	1,648	127,000
Silicon Works Co. Ltd.	3,303	162,565

Materials — 1.4%
Korea Petrochemical Ind Co. Ltd.	793	195,201
Total South Korea		1,921,717

Cayman Islands — 13.9%

Consumer Discretionary — 7.7%
China Yongda Automobiles Services Holdings Ltd.	129,500	148,718
Fu Shou Yuan International Group Ltd.	129,000	110,130
Gourmet Master Co. Ltd.	15,470	226,135
Tarena International, Inc. ADR	9,996	149,840
Tianneng Power International Ltd.	188,000	195,391
Xinyi Glass Holdings Ltd.	164,000	213,177

Industrials — 3.7%
Bizlink Holding, Inc.	15,031	139,662
Haitian International Holdings Ltd.	58,000	174,456
Lonking Holdings Ltd.	440,000	192,463

Information Technology — 1.0%
Tongda Group Holdings Ltd.†	510,000	129,986

Materials — 1.5%
China Resources Cement Holdings Ltd.	310,000	203,946
Total Cayman Islands		1,883,904

India — 13.9%

Consumer Discretionary — 3.4%
Ceat Ltd.	5,772	176,418
Exide Industries Ltd.	51,190	178,717
Videocon d2h Ltd. ADR*	11,307	107,530

Financials — 5.6%
Capital First Ltd.	10,371	112,264
Edelweiss Financial Services Ltd.	28,958	134,746
Karnataka Bank Ltd. (The)	61,235	145,048
L&T Finance Holdings Ltd.	61,704	167,809
Reliance Capital Ltd.	21,288	192,702

Industrials — 2.6%
Jain Irrigation Systems Ltd.	88,469	173,923
Voltas Ltd.	17,092	175,266

Materials — 0.8%
National Aluminium Co. Ltd.	82,872	111,660

Utilities — 1.5%
Indraprastha Gas Ltd.	37,810	198,921
Total India		1,875,004

Taiwan — 13.1%

Consumer Staples — 2.0%
Grape King Bio Ltd.	16,000	111,834
TCI Co. Ltd.	16,000	154,309

Industrials — 1.2%
Sunny Friend Environmental Technology Co. Ltd.	19,000	162,811

Information Technology — 8.5%
E Ink Holdings, Inc.	106,000	169,954
Elite Advanced Laser Corp.	31,400	136,056
Inventec Corp.	243,000	193,388
King Yuan Electronics Co. Ltd.	145,000	146,892
Micro-Star International Co. Ltd.	60,000	153,978
Powertech Technology, Inc.	55,000	161,978
Primax Electronics Ltd.	72,000	190,264

Materials — 1.4%
China General Plastics Corp.	170,289	185,405
Total Taiwan		1,766,869

Brazil — 8.8%

Consumer Discretionary — 2.2%
Magazine Luiza SA	6,200	149,939
Ser Educacional SA, 144a	15,000	141,539

Health Care — 3.4%
Fleury SA	19,300	172,281
Hypermarcas SA	13,900	150,855
Qualicorp SA	14,700	137,379

Industrials — 1.8%
Iochpe Maxion SA	20,200	140,062
Localiza Rent a Car SA	16,165	107,504

13

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.2% (Continued)

Brazil — (Continued)

Real Estate — 1.4%
Iguatemi Empresa de Shopping Centers SA	16,000	$189,997
Total Brazil		1,189,556

Thailand — 5.6%

Energy — 1.3%
Star Petroleum Refining PCL	333,200	174,830

Financials — 1.9%
Krungthai Card PCL	24,200	138,116
Muangthai Leasing PCL	108,700	129,246

Information Technology — 1.0%
Hana Microelectronics PCL	97,000	132,449

Real Estate — 1.4%
Sansiri PCL	2,803,700	187,544
Total Thailand		762,185

South Africa — 3.5%

Consumer Discretionary — 0.9%
Super Group Ltd.*	38,035	127,116

Consumer Staples — 1.1%
AVI Ltd.	16,555	147,935

Materials — 1.5%
Sappi Ltd.	28,053	202,929
Total South Africa		477,980

Malaysia — 2.6%

Industrials — 2.6%
AirAsia Bhd	202,900	167,955
Malaysia Airports Holdings Bhd	85,400	185,487
Total Malaysia		353,442

Mexico — 2.6%

Consumer Discretionary — 1.0%
Alsea SAB de CV	42,700	139,724

Industrials — 1.6%
Grupo Aeroportuario del Centro Norte SAB de CV	22,400	116,098
Promotora y Operadora de Infraestructura SAB de CV	9,690	95,739
Total Mexico		351,561

United Kingdom — 2.3%

Health Care — 0.7%
NMC Health PLC	2,491	97,029

Materials — 1.6%
Evraz PLC	46,888	215,239
Total United Kingdom		312,268

Indonesia — 2.2%

Financials — 1.3%
Bank Tabungan Negara Persero Tbk PT	677,700	178,322

Industrials — 0.9%
Waskita Karya Persero Tbk PT	723,900	117,916
Total Indonesia		296,238

China — 2.2%

Industrials — 0.8%
Zhejiang Expressway Co. Ltd. - Class H	96,000	105,549

Real Estate — 1.4%
Guangzhou R&F Properties Co. Ltd. - Class H	84,400	189,756
Total China		295,305

Philippines — 2.2%

Financials — 1.2%
Metro Pacific Investments Corp.	1,139,500	156,362

Industrials — 1.0%
International Container Terminal Services, Inc.	64,220	135,721
Total Philippines		292,083

Hungary — 2.2%

Health Care — 1.4%
Richter Gedeon Nyrt	7,310	191,390

Telecommunication Services — 0.8%
Magyar Telekom Telecommunications PLC	55,645	98,415
Total Hungary		289,805

Trinidad — 1.4%

Industrials — 1.4%
Tekfen Holding AS	42,886	192,339

Singapore — 1.4%

Real Estate — 1.4%
Yanlord Land Group Ltd.	157,100	190,289

Jersey — 1.4%

Materials — 1.4%
West China Cement Ltd.*	1,256,000	188,090

14

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.2% (Continued)

Luxembourg — 1.3%

Materials — 1.3%
Ternium SA ADR	5,591	$176,620

Greece — 1.2%

Consumer Discretionary — 1.2%
JUMBO SA	9,336	166,906

Poland — 1.1%

Financials — 1.1%
KRUK SA	1,934	145,288

Hong Kong — 1.1%

Real Estate — 1.1%
Shenzhen Investment Ltd.	346,000	143,487

Cyprus — 1.0%

Financials — 1.0%
TCS Group Holding PLC GDR	6,777	127,746
Total Common Stocks		$13,398,682

Exchange-Traded Fund — 0.5%
iShares MSCI Emerging Markets Small-Cap ETF	1,274	$67,662

Number
of
Rights

Rights — 0.0%

Cayman Islands — 0.0%

Industrials — 0.0%
Bizlink Holding, Inc. Exp 01/09/18, Strike Price TWD 210.00	312	$718

		Market
	Shares	Value

Short-Term Investment Funds — 1.2%
Dreyfus Government Cash Management, Institutional Shares, 1.19%µW	67,517	$67,517
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	102,060	102,060
Total Short-Term Investment Funds		$169,577

Total Investment Securities — 100.9%
(Cost $11,918,693)		$13,636,639

Liabilities in Excess of Other Assets — (0.9%)		(123,775)

Net Assets — 100.0%		$13,512,864

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $96,342.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

TWD - Taiwan Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $141,539 or 1.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

15

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
South Korea	$1,029,462	$892,255	$—	$1,921,717
Cayman Islands	1,059,898	824,006	—	1,883,904
India	729,275	1,145,729	—	1,875,004
Taiwan	614,359	1,152,510	—	1,766,869
Brazil	1,189,556	—	—	1,189,556
Thailand	762,185	—	—	762,185
South Africa	477,980	—	—	477,980
Malaysia	353,442	—	—	353,442
Mexico	351,561	—	—	351,561
United Kingdom	312,268	—	—	312,268
Indonesia	296,238	—	—	296,238
China	105,549	189,756	—	295,305
Philippines	292,083	—	—	292,083
Hungary	289,805	—	—	289,805
Trinidad	192,339	—	—	192,339
Singapore	190,289	—	—	190,289
Jersey	188,090	—	—	188,090
Luxembourg	176,620	—	—	176,620
Greece	166,906	—	—	166,906
Poland	145,288	—	—	145,288
Hong Kong	143,487	—	—	143,487
Cyprus	127,746	—	—	127,746
Exchange-Traded Fund	67,662	—	—	67,662
Rights	—	718	—	718
Short-Term Investment Funds	169,577	—	—	169,577
Total	$9,431,665	$4,204,974	$—	$13,636,639

At December 31, 2017, equity securities valued at $380,125 and $3,318,085 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8%

	Consumer Discretionary — 20.4%
$263,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	$262,342
1,000,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	1,007,500
414,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	425,385
667,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26†	656,995
265,000	AMC Networks, Inc., 4.750%, 8/1/25	262,681
492,000	AMC Networks, Inc., 5.000%, 4/1/24	498,150
373,000	Ashtead Capital, Inc., 144a, 4.125%, 8/15/25	376,730
136,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	138,040
641,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	657,025
598,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.125%, 6/1/22	605,475
985,000	Belo Corp., 7.250%, 9/15/27	1,098,275
339,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	355,102
661,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	662,652
355,000	Brinker International, Inc., 3.875%, 5/15/23	344,350
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	539,340
114,000	Brookfield Residential Properties, Inc., (Canada), 144a, 6.500%, 12/15/20	116,280
527,000	Cable One, Inc., 144a, 5.750%, 6/15/22	544,128
1,224,000	Cablevision Systems Corp., 5.875%, 9/15/22	1,205,640
620,000	CalAtlantic Group, Inc., 5.375%, 10/1/22	664,950
168,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	186,740
625,000	Cardtronics, Inc., 5.125%, 8/1/22	593,750
271,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	278,452
797,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	785,045
1,625,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	1,687,969
215,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 144a, 5.375%, 4/15/27	225,750
700,000	Century Communities, Inc., 5.875%, 7/15/25	703,500
1,191,000	Cimpress NV (Netherlands), 144a, 7.000%, 4/1/22	1,226,730
490,000	Delphi Technologies PLC (Jersey), 144a, 5.000%, 10/1/25	496,125
336,000	Dollar Tree, Inc., 5.750%, 3/1/23	351,960
243,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	259,402
1,025,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,099,312
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	490,620
540,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	565,650
1,051,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	1,132,452
554,000	JC Penney Corp., Inc., 8.125%, 10/1/19	565,080
594,000	JC Penney Corp., Inc., 144a, 5.875%, 7/1/23	560,588
638,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.000%, 6/1/24	657,938
358,000	L Brands, Inc., 5.625%, 2/15/22	381,718
270,000	Lennar Corp., 4.125%, 1/15/22	275,400
402,000	Lennar Corp., 4.750%, 5/30/25	417,578
398,000	Lennar Corp., 4.875%, 12/15/23	417,900
437,000	Lennar Corp., 144a, 4.750%, 11/29/27	450,023
305,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	312,625
1,008,000	LSC Communications, Inc., 144a, 8.750%, 10/15/23	1,035,720
205,000	M/I Homes, Inc., 5.625%, 8/1/25	208,059
998,000	Mattel, Inc., 144a, 6.750%, 12/31/25	1,011,423
1,021,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	1,026,105
531,000	Meritage Homes Corp., 7.150%, 4/15/20	577,462
1,122,000	MGM Resorts International, 6.000%, 3/15/23	1,211,760
185,000	Netflix, Inc., 5.750%, 3/1/24	196,794
546,000	New Home Co., Inc. (The), 7.250%, 4/1/22	571,935
693,000	Penske Automotive Group, Inc., 5.375%, 12/1/24	703,395
661,000	Quad/Graphics, Inc., 7.000%, 5/1/22	684,135
700,000	Quebecor Media, Inc. (Canada), 5.750%, 1/15/23	742,000
200,000	QVC, Inc., 5.125%, 7/2/22	211,524
246,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	251,609
668,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	688,040
276,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	289,110
528,000	Service Corp. International, 5.375%, 5/15/24	556,380
335,000	Service Corp. International, 8.000%, 11/15/21	391,531
896,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	907,200

17

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Consumer Discretionary — (Continued)
$824,000	SFR Group SA (France), 144a, 6.250%, 5/15/24	$826,060
284,000	SFR Group SA (France), 144a, 7.375%, 5/1/26	291,455
490,000	Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25	510,212
248,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	256,990
126,000	Sirius XM Radio, Inc., 144a, 6.000%, 7/15/24	133,245
243,000	Sonic Automotive, Inc., 5.000%, 5/15/23	234,495
533,000	Sonic Automotive, Inc., 6.125%, 3/15/27	529,002
491,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	510,640
773,000	Toll Brothers Finance Corp., 5.875%, 2/15/22	842,570
228,000	United Rentals North America, Inc., 4.625%, 10/15/25	229,710
317,000	United Rentals North America, Inc., 5.875%, 9/15/26	339,190
266,000	Videotron Ltd. (Canada), 144a, 5.125%, 4/15/27	277,970
490,000	William Lyon Homes, Inc., 5.875%, 1/31/25	500,412
		41,289,480

	Energy — 14.5%
684,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	713,070
785,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/23†	814,438
556,000	Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	610,905
638,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	691,432
658,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	748,886
323,000	Continental Resources, Inc./OK, 4.500%, 4/15/23	329,460
684,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	687,420
725,000	Delek Logistics Partners LP, 144a, 6.750%, 5/15/25	732,250
824,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 5.750%, 1/30/28	846,248
648,000	Exterran Energy Solutions LP / EES Finance Corp., 144a, 8.125%, 5/1/25	696,600
205,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	218,838
849,000	Extraction Oil & Gas, Inc. / Extraction Finance Corp., 144a, 7.875%, 7/15/21	897,818
171,000	FTS International, Inc., 144a, (3M LIBOR +7.500%), 9.088%, 6/15/20(A)	174,420
251,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	254,138
636,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	633,615
1,063,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 8/1/22	1,102,862
1,275,000	Gulfport Energy Corp., 6.375%, 5/15/25	1,281,375
574,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	568,260
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	352,762
413,000	MEG Energy Corp. (Canada), 144a, 6.375%, 1/30/23	351,050
352,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	369,670
872,000	PDC Energy, Inc., 6.125%, 9/15/24	902,520
446,000	PDC Energy, Inc., 144a, 5.750%, 5/15/26	457,150
699,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	725,212
539,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	560,560
320,000	Precision Drilling Corp. (Canada), 144a, 7.125%, 1/15/26	326,400
276,000	QEP Resources, Inc., 5.375%, 10/1/22	282,210
193,000	QEP Resources, Inc., 5.625%, 3/1/26	195,654
598,000	QEP Resources, Inc., 6.800%, 3/1/20	629,395
460,000	Range Resources Corp., 4.875%, 5/15/25	443,900
627,000	Range Resources Corp., 5.000%, 8/15/22	623,865
174,000	Range Resources Corp., 5.000%, 3/15/23	173,130
15,000	Range Resources Corp., 5.750%, 6/1/21	15,562
285,000	Rockies Express Pipeline LLC, 144a, 6.875%, 4/15/40	320,625
564,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	556,950
581,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	566,475
520,000	SESI LLC, 7.125%, 12/15/21	533,000
1,250,000	Shelf Drilling Holdings Ltd. (Cayman Islands), 144a, 9.500%, 11/2/20	1,273,438
918,000	Southwestern Energy Co., 6.700%, 1/23/25	953,572
675,000	Southwestern Energy Co., 7.500%, 4/1/26	717,188
1,370,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	1,405,962
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	256,087
313,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	310,652

18

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Energy — (Continued)
$313,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	$309,870
734,400	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	804,168
353,000	Ultra Resources, Inc., 144a, 6.875%, 4/15/22	353,882
475,000	Ultra Resources, Inc., 144a, 7.125%, 4/15/25	473,812
1,484,000	Unit Corp., 6.625%, 5/15/21	1,495,130
314,000	Williams Cos., Inc. (The), 5.750%, 6/24/44	335,195
223,000	Williams Cos., Inc. (The), 7.500%, 1/15/31	272,618
		29,349,699

	Telecommunication Services — 13.3%
1,599,000	Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23	1,674,313
463,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	493,095
1,051,000	Altice US Finance I Corp., 144a, 5.500%, 5/15/26	1,070,706
580,000	CenturyLink, Inc., 5.625%, 4/1/25†	527,800
1,432,000	CenturyLink, Inc., 5.800%, 3/15/22	1,402,501
436,000	CenturyLink, Inc., 6.450%, 6/15/21	440,360
564,000	CenturyLink, Inc., 6.875%, 1/15/28	510,420
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	741,000
204,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	212,160
801,000	CSC Holdings LLC, 5.250%, 6/1/24	788,985
1,013,000	CSC Holdings LLC, 144a, 10.125%, 1/15/23	1,140,891
1,265,000	DISH DBS Corp., 5.125%, 5/1/20	1,291,881
514,000	DISH DBS Corp., 6.750%, 6/1/21	539,700
599,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	596,005
100,000	Frontier Communications Corp., 7.125%, 1/15/23	66,500
290,000	Frontier Communications Corp., 8.500%, 4/15/20†	240,700
2,071,000	Frontier Communications Corp., 10.500%, 9/15/22	1,566,194
524,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	522,690
741,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	605,768
49,000	Intelsat Jackson Holdings SA (Luxembourg), 7.500%, 4/1/21	44,590
84,000	LIN Television Corp., 5.875%, 11/15/22	87,360
658,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	679,385
362,000	Nokia OYJ (Finland), 3.375%, 6/12/22	359,756
362,000	Nokia OYJ (Finland), 4.375%, 6/12/27	357,837
652,000	Qualitytech LP/QTS Finance Corp., 144a, 4.750%, 11/15/25	658,520
305,000	Qwest Corp., 6.750%, 12/1/21	328,449
506,000	SFR Group SA (France), 144a, 6.000%, 5/15/22	512,325
727,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	749,719
386,000	SoftBank Group Corp. (Japan), 144a, 4.500%, 4/15/20	394,311
505,000	Sprint Capital Corp., 6.875%, 11/15/28	508,156
602,000	Sprint Communications, Inc., 6.000%, 11/15/22	602,000
1,993,000	Sprint Corp., 7.125%, 6/15/24	2,027,878
223,000	Sprint Corp., 7.625%, 2/15/25†	233,592
303,000	T-Mobile USA, Inc., 6.000%, 3/1/23	317,241
629,000	T-Mobile USA, Inc., 6.000%, 4/15/24	666,740
1,025,000	T-Mobile USA, Inc., 6.625%, 4/1/23	1,068,562
481,000	Univision Communications, Inc., 144a, 5.125%, 5/15/23	479,798
323,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	314,521
374,000	UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25	376,581
636,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	640,770
391,000	Videotron Ltd. (Canada), 5.000%, 7/15/22	411,528
575,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	586,500
		26,837,788

	Consumer Staples — 8.3%
1,123,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's Inc. / Albertson's LLC, 5.750%, 3/15/25	1,012,946
528,000	B&G Foods, Inc., 5.250%, 4/1/25	537,055
201,000	Barry Callebaut Services NV (Belgium), 144a, 5.500%, 6/15/23	219,090
781,000	Beacon Escrow Corp., 144a, 4.875%, 11/1/25	783,929
685,000	Cardtronics, Inc. / Cardtronics USA Inc., 144a, 5.500%, 5/1/25	618,212
671,000	CDK Global, Inc., 144a, 4.875%, 6/1/27	679,388
255,000	Central Garden & Pet Co., 5.125%, 2/1/28	255,000
1,010,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	1,037,775
229,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	242,740
748,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	762,960
455,000	H&E Equipment Services, Inc., 144a, 5.625%, 9/1/25	475,475
310,000	IHS Markit Ltd. (Bermuda), 144a, 4.000%, 3/1/26	309,612
321,000	IHS Markit Ltd. (Bermuda), 144a, 5.000%, 11/1/22	348,028
775,000	Ingles Markets, Inc., 5.750%, 6/15/23	782,750
384,000	JBS USA LUX / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	371,040

19

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Consumer Staples — (Continued)
$298,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	$302,842
160,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	162,600
309,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	319,042
66,000	Pilgrim's Pride Corp., 144a, 5.750%, 3/15/25	68,228
66,000	Pilgrim's Pride Corp., 144a, 5.875%, 9/30/27	67,980
1,296,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	1,274,940
562,000	Post Holdings, Inc., 144a, 5.500%, 3/1/25	581,670
502,000	Post Holdings, Inc., 144a, 5.625%, 1/15/28	504,661
2,197,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	1,982,792
108,000	Spectrum Brands, Inc., 6.125%, 12/15/24	114,345
1,601,000	Staples, Inc., 144a, 8.500%, 9/15/25	1,480,925
820,000	TreeHouse Foods, Inc., 144a, 6.000%, 2/15/24	852,800
499,000	US Foods, Inc., 144a, 5.875%, 6/15/24	523,950
		16,672,775

	Health Care — 8.2%
627,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	636,405
475,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	494,000
1,013,000	Centene Corp., 4.750%, 1/15/25	1,030,728
1,087,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	978,300
1,050,000	Encompass Health Corp., 5.750%, 11/1/24	1,074,938
488,000	Envision Healthcare Corp., 5.625%, 7/15/22	492,880
156,000	Envision Healthcare Corp., 144a, 5.125%, 7/1/22	151,320
470,000	Envision Healthcare Corp., 144a, 6.250%, 12/1/24	484,100
1,362,000	HCA, Inc., 5.375%, 2/1/25	1,409,670
554,000	HCA, Inc., 5.875%, 5/1/23	591,395
1,602,000	HCA, Inc., 5.875%, 2/15/26	1,694,115
1,145,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25	933,175
684,000	Select Medical Corp., 6.375%, 6/1/21	701,955
251,000	Teleflex, Inc., 4.625%, 11/15/27	253,146
134,000	Teleflex, Inc., 4.875%, 6/1/26	138,355
223,000	Tenet Healthcare Corp., 4.500%, 4/1/21	224,115
250,000	Tenet Healthcare Corp., 4.750%, 6/1/20	254,375
1,613,000	Tenet Healthcare Corp., 6.000%, 10/1/20	1,705,425
705,000	Tenet Healthcare Corp., 144a, 5.125%, 5/1/25	687,375
320,000	Tenet Healthcare Corp., 144a, 7.500%, 1/1/22	336,000
551,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	551,000
101,000	Valeant Pharmaceuticals International, 144a, 6.750%, 8/15/21	101,758
829,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 5.500%, 3/1/23	758,535
148,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 5.875%, 5/15/23	137,270
931,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.125%, 4/15/25	851,865
		16,672,200

	Financials — 8.1%
475,000	Aircastle Ltd. (Bermuda), 5.500%, 2/15/22	508,844
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,201,485
978,000	Bank of America Corp., 6.100%(B)	1,073,355
1,158,000	Citigroup, Inc., 6.125%(B)	1,231,822
313,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	310,652
263,000	Credit Acceptance Corp., 6.125%, 2/15/21	265,630
701,000	Credit Acceptance Corp., 7.375%, 3/15/23	734,298
578,000	Dana Financing Luxembourg Sarl (Luxembourg), 144a, 5.750%, 4/15/25	609,068
742,000	FirstCash, Inc., 144a, 5.375%, 6/1/24	773,535
322,000	Goldman Sachs Group, Inc. (The), 5.000%(B)	316,848
1,215,000	Goldman Sachs Group, Inc. (The), 5.375%(B)	1,251,450
1,264,000	JPMorgan Chase & Co., 5.300%(B)	1,310,894
1,131,000	MetLife, Inc., (3M LIBOR +3.600%), 5.250%(B)	1,175,946
597,000	Navient Corp., 5.000%, 10/26/20	605,209
249,000	Navient Corp., 6.500%, 6/15/22	261,326
637,000	Navient Corp. MTN, 7.250%, 1/25/22	682,386
504,000	OneMain Financial Holdings LLC, 144a, 7.250%, 12/15/21	523,757
932,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	920,070
1,060,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	1,097,111
430,000	Radian Group, Inc., 4.500%, 10/1/24	440,535
497,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23	490,788

20

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Financials — (Continued)
$641,000	Springleaf Finance Corp., 5.625%, 3/15/23	$642,410
		16,427,419

	Industrials — 7.6%
720,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	740,700
730,083	American Airlines 2013-2 Class B Pass Through Trust, 144a, 5.600%, 7/15/20	754,468
526,000	Amsted Industries, Inc., 144a, 5.000%, 3/15/22	538,492
267,000	Amsted Industries, Inc., 144a, 5.375%, 9/15/24	277,680
504,000	Arconic, Inc., 5.125%, 10/1/24	537,936
245,000	Arconic, Inc., 5.870%, 2/23/22	265,212
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	536,775
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	580,658
540,000	Bombardier, Inc. (Canada), 144a, 7.500%, 3/15/25	544,212
858,000	CNH Industrial NV (Netherlands), 4.500%, 8/15/23	892,474
514,000	FXI Holdings, Inc., 144a, 7.875%, 11/1/24	512,869
255,000	Itron, Inc., 144a, 5.000%, 1/15/26	255,956
287,000	James Hardie International Finance DAC. (Ireland), 144a, 4.750%, 1/15/25	289,152
464,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	481,400
191,000	Jeld-Wen, Inc., 144a, 4.625%, 12/15/25	192,432
565,000	KLX, Inc., 144a, 5.875%, 12/1/22	591,668
700,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	722,750
121,000	Moog, Inc., 144a, 5.250%, 12/1/22	125,235
686,000	Multi-Color Corp., 144a, 4.875%, 11/1/25	688,572
436,000	Multi-Color Corp., 144a, 6.125%, 12/1/22	455,075
256,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	275,840
353,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	360,942
365,000	Standard Industries, Inc./NJ, 144a, 5.375%, 11/15/24	381,534
649,000	Standard Industries, Inc./NJ, 144a, 6.000%, 10/15/25	692,808
406,000	Tenneco, Inc., 5.000%, 7/15/26	416,150
391,000	TransDigm, Inc., 5.500%, 10/15/20	395,888
647,000	TriMas Corp., 144a, 4.875%, 10/15/25	649,426
239,000	Triumph Group, Inc., 4.875%, 4/1/21	234,818
570,000	Triumph Group, Inc., 5.250%, 6/1/22	558,600
499,000	Triumph Group, Inc., 144a, 7.750%, 8/15/25	529,564
175,209	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	180,220
655,000	Wabash National Corp., 144a, 5.500%, 10/1/25	659,912
		15,319,418

	Materials — 6.3%
494,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000%, 9/30/26	554,515
89,000	ArcelorMittal (Luxembourg), 6.000%, 3/1/21	96,120
393,000	Blue Cube Spinco, Inc., 9.750%, 10/15/23	463,740
30,000	Cascades, Inc. (Canada), 144a, 5.500%, 7/15/22	30,825
441,000	Cascades, Inc. (Canada), 144a, 5.750%, 7/15/23	455,332
516,000	CF Industries, Inc., 144a, 4.500%, 12/1/26	537,885
285,000	Commercial Metals Co., 5.375%, 7/15/27	290,700
761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	819,026
1,311,000	Freeport-McMoRan, Inc., 3.550%, 3/1/22	1,296,251
646,000	Freeport-McMoRan, Inc., 6.750%, 2/1/22	668,610
112,000	Freeport-McMoRan, Inc., 6.875%, 2/15/23	122,080
818,000	Hudbay Minerals, Inc. (Canada), 144a, 7.250%, 1/15/23	867,080
579,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	634,005
111,000	Kaiser Aluminum Corp., 5.875%, 5/15/24	117,938
1,060,000	Kinross Gold Corp. (Canada), 144a, 4.500%, 7/15/27	1,066,625
365,000	Lundin Mining Corp. (Canada), 144a, 7.875%, 11/1/22	390,550
765,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	763,088
373,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	383,724
284,000	PolyOne Corp., 5.250%, 3/15/23	298,910
401,000	Steel Dynamics, Inc., 5.000%, 12/15/26	424,058
249,000	Steel Dynamics, Inc., 5.250%, 4/15/23	256,470
688,000	Steel Dynamics, Inc., 144a, 4.125%, 9/15/25	693,160
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	673,260

21

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Materials — (Continued)
$715,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg), 144a, 5.375%, 9/1/25	$740,025
		12,643,977

	Information Technology — 5.3%
260,000	CDW LLC / CDW Finance Corp., 5.000%, 9/1/23	268,775
849,000	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	923,288
148,000	Dell International LLC / EMC Corp., 144a, 5.875%, 6/15/21	153,550
1,142,000	Dell International LLC / EMC Corp., 144a, 7.125%, 6/15/24	1,250,335
1,016,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	1,079,500
711,000	EMC Corp., 3.375%, 6/1/23	685,510
896,000	First Data Corp., 144a, 5.000%, 1/15/24	921,760
578,000	First Data Corp., 144a, 5.375%, 8/15/23	601,640
336,000	First Data Corp., 144a, 7.000%, 12/1/23	355,320
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	222,078
249,000	Match Group, Inc., 144a, 5.000%, 12/15/27	252,735
652,000	Netflix, Inc., 144a, 4.875%, 4/15/28	638,960
776,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	836,140
238,000	Quintiles IMS, Inc., 144a, 4.875%, 5/15/23	245,140
690,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	729,675
338,000	Symantec Corp., 144a, 5.000%, 4/15/25	351,520
147,000	VeriSign, Inc., 4.750%, 7/15/27	150,308
623,000	Western Digital Corp., 10.500%, 4/1/24	721,901
276,000	Western Digital Corp., 144a, 7.375%, 4/1/23	297,735
		10,685,870

	Utilities — 3.9%
554,000	AES Corp./VA, 4.875%, 5/15/23	564,387
654,000	Calpine Corp., 5.375%, 1/15/23†	636,015
699,000	DPL, Inc., 7.250%, 10/15/21	775,890
362,000	Dynegy, Inc., 5.875%, 6/1/23	366,525
802,000	Dynegy, Inc., 7.375%, 11/1/22	846,110
541,000	GenOn Energy, Inc., 10/15/18(C)	430,095
500,000	GenOn Energy, Inc., 6/15/28(C)	400,000
498,000	InterGen NV (Netherlands), 144a, 7.000%, 6/30/23	481,815
654,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	637,650
950,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.875%, 10/15/21	969,000
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	897,242
645,000	NRG Energy, Inc., 6.250%, 7/15/22	670,800
198,000	NRG Energy, Inc., 144a, 5.750%, 1/15/28	199,980
		7,875,509

	Real Estate — 2.9%
135,000	CoreCivic, Inc. REIT, 4.125%, 4/1/20	137,025
123,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	125,768
750,000	CoreCivic, Inc. REIT, 4.750%, 10/15/27	740,625
781,000	CyrusOne LP / CyrusOne Finance Corp. REIT, 144a, 5.000%, 3/15/24	810,288
277,000	CyrusOne LP / CyrusOne Finance Corp. REIT, 144a, 5.375%, 3/15/27	290,850
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	281,410
1,238,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	1,250,380
110,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	110,000
72,000	GEO Group, Inc. (The) REIT, 5.875%, 10/15/24	73,980
249,000	iStar, Inc. REIT, 4.625%, 9/15/20	252,735
523,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	556,995
1,308,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	1,326,315
		5,956,371
	Total Corporate Bonds	$199,730,506

Shares

	Short-Term Investment Funds — 1.8%
540,220	Dreyfus Government Cash Management, Institutional Shares, 1.19%¥W	540,220
3,184,641	Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	3,184,641
	Total Short-Term Investment Funds	$3,724,861

	Total Investment Securities — 100.6%
	(Cost $201,749,582)	$203,455,367

	Liabilities in Excess of Other Assets — (0.6%)	(1,274,759)
	Net Assets — 100.0%	$202,180,608

22

Touchstone High Yield Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2017 was $830,095 or 0.4% of net assets.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was$3,077,334.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

DAC - Designated Activity Company

LIBOR - London InterBank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $97,837,831 or 48.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$199,730,506	$—	$199,730,506
Short-Term Investment Funds	3,724,861	—	—	3,724,861
Total	$3,724,861	$199,730,506	$—	$203,455,367

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Merger Arbitrage Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.5%

Financials — 55.3%
Avista Healthcare Public Acquisition Corp. - Class A (Cayman Islands)*††	123,683	$1,226,935
Avista Healthcare Public Acquisition Corp. (Cayman Islands)*	290	2,987
Big Rock Partners Acquisition Corp.*	176,000	1,796,960
Black Ridge Acquisition Corp.*	220,000	2,125,200
Capitol Investment Corp. IV - Class A (Cayman Islands)*	164,774	1,596,660
Capitol Investment Corp. IV (Cayman Islands)*	249,408	2,494,080
CM Seven Star Acquisition Corp. (Cayman Islands)*	187,125	1,863,765
Constellation Alpha Capital Corp. (British Virgin Islands)*	329,230	3,200,116
Constellation Alpha Capital Corp. (British Virgin Islands)*	329,230	108,646
Draper Oakwood Technology Acquisition, Inc.*	97,877	1,027,708
Draper Oakwood Technology Acquisition, Inc., Class A*	91,899	897,853
Federal Street Acquisition Corp. - Class A*	490,614	4,763,862
FinTech Acquisition Corp. II*††	426,825	4,229,836
GigCapital, Inc.*	175,000	1,750,000
Gores Holdings II, Inc., Class A*	343,340	3,412,800
GTY Technology Holdings, Inc. (Cayman Islands)*	10,755	110,777
GTY Technology Holdings, Inc., Class A (Cayman Islands)*††	377,137	3,744,970
Haymaker Acquisition Corp.*	518,000	5,128,200
Hennessy Capital Acquisition Corp. III*	181,416	1,877,656
Hennessy Capital Acquisition Corp. III*	123,669	1,211,956
Industrea Acquisition Corp.*	37,179	374,021
Industrea Acquisition Corp., Class A*	79,499	772,730
Kayne Anderson Acquisition Corp., Class A*	529,589	5,142,309
Kayne Anderson Acquisition Corp., Class C*	9,656	96,174
Landcadia Holdings, Inc.*††	326,364	3,244,058
Legacy Acquisition Corp.*	400,000	3,976,000
Leisure Acquisition Corp.*	160,000	1,584,000
M III Acquisition Corp.*††	393,262	3,901,159
Matlin and Partners Acquisition Corp. - Class A*	467,395	4,561,775
Modern Media Acquisition Corp.*	164,441	1,711,831
Mosaic Acquisition Corp. (Cayman Islands)*	479,200	4,839,920
Pensare Acquisition Corp.*	325,286	3,142,263
Regalwood Global Energy Ltd. (Cayman Islands)*	160,000	1,592,000
Saban Capital Acquisition Corp. - Class A (Cayman Islands)*	272,103	2,701,983
Saban Capital Acquisition Corp. (Cayman Islands)*	100,170	1,053,788
Sentinel Energy Services, Inc. (Cayman Islands)*	220,000	2,193,400
Silver Run Acquisition Corp. II, Class A*	286,817	2,842,356
TPG Pace Energy Holdings Corp., Class A*	510,915	4,976,312
TPG Pace Energy Holdings Corp., Class A*	170,305	221,396
TPG Pace Holdings Corp., Class A (Cayman Islands)*	496,583	4,841,684
Vantage Energy Acquisition Corp., Class A*	466,814	4,537,432
Vantage Energy Acquisition Corp. Class C*	2	20
		100,877,578

Consumer Discretionary — 12.5%
CalAtlantic Group, Inc.	41,600	2,345,824
Lennar Corp. - Class A	12,900	815,796
Lennar Corp. - Class B	24,339	1,257,840
Regal Entertainment Group, Class A††	129,980	2,990,840
Scripps Networks Interactive, Inc., Class A††	24,150	2,061,927
Time Warner, Inc.††	41,200	3,768,564
Time, Inc.	232,910	4,297,190
Tribune Media Co., Class A††	124,510	5,287,940
		22,825,921

Information Technology — 7.5%
Bazaarvoice, Inc.*††	366,000	1,994,700
Dell Technologies, Inc., - Class V*††	45,830	3,725,062
Nets A/S (Denmark), 144a*	83,000	2,183,119
NXP Semiconductors NV (Netherlands)*††	38,800	4,543,092
VMware, Inc., - Class A*	9,900	1,240,668
		13,686,641

Health Care — 5.1%
Akorn, Inc.*††	126,138	4,065,428
Becton Dickinson & Co.	6,768	1,448,681
Ignyta, Inc.*	98,301	2,624,637
Sucampo Pharmaceuticals, Inc. Class A*	65,700	1,179,315
		9,318,061

Industrials — 3.1%
Orbital ATK, Inc.††	23,890	3,141,535
Sparton Corp.*	105,000	2,421,300
		5,562,835

Utilities — 2.8%
Calpine Corp.*††	138,100	2,089,453
Dynegy, Inc.*	247,506	2,932,946
		5,022,399

Consumer Staples — 2.7%
Amplify Snack Brands, Inc.*	326,070	3,916,101
Rite Aid Corp.*	525,002	1,034,254
		4,950,355

24

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 90.5% (Continued)

Telecommunication Services — 1.5%
Straight Path Communications, Inc., Class B*††	15,473	$2,812,837
Total Common Stocks		$165,056,627

Principal
Amount

	Corporate Bonds — 8.7%

	Financials — 5.0%
$1,000,000	Allstate Corp. (The), (3M LIBOR +1.935%), 3.351%, 5/15/37 (A)	987,500
1,200,000	Banco Bilbao Vizcaya Argentaria SA (Spain), 9.000%(B)	1,227,000
1,000,000	Barclays PLC (United Kingdom), 8.250%(B)	1,048,250
2,000,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN, (Ireland), 8.250%(B)	2,004,600
1,000,000	Cooperatieve Rabobank UA (Netherlands), 144a, 11.000%(B)	1,117,500
500,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.986%, 2/15/27 (A)	467,500
500,000	JPMorgan Chase & Co., (3M LIBOR +1.000%), 2.416%, 5/15/47 (A)	446,250
500,000	JPMorgan Chase & Co., (3M LIBOR +0.950%), 2.643%, 9/30/34 (A)	462,500
375,000	NB Capital Trust III, (3M LIBOR +0.550%), 1.909%, 1/15/27 (A)	352,500
1,000,000	Societe Generale SA, EMTN, (France), 8.250%(B)	1,046,250
		9,159,850

	Consumer Discretionary — 1.6%
915,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 7/1/19	896,700
1,005,000	LIN Television Corp., 5.875%, 11/15/22	1,045,200
900,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22	927,000
		2,868,900

	Energy — 0.8%
950,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	1,041,438
500,000	Sunoco LP / Sunoco Finance Corp., 6.250%, 4/15/21	519,750
		1,561,188

	Telecommunication Services — 0.7%
750,000	Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	776,250
500,000	T-Mobile USA, Inc., 6.125%, 1/15/22	515,750
		1,292,000

	Materials — 0.6%
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,025,000
	Total Corporate Bonds	$15,906,938

	Shares

Exchange-Traded Funds — 4.6%
Consumer Discretionary Select Sector SPDR Fund	973	96,025
Consumer Staples Select Sector SPDR Fund	113	6,429
Financial Select Sector SPDR Fund	3,917	109,323
Industrial Select Sector SPDR Fund	94	7,113
SPDR S&P 500 ETF Trust	30,300	8,085,858
Technology Select Sector SPDR Fund	1,437	91,896
Total Exchange-Traded Funds		$8,396,644

Warrants — 1.1%

Financials — 1.1%
Avista Healthcare Public, Class A (Cayman Islands), Exp 12/2/21, Price $5.75*	308,182	86,322
Black Ridge Acquisition Corp., Exp 10/25/22 Price $11.50*	220,000	72,600
Constellation Alpha Capital Corp., (Cayman Islands), Exp 3/23/24, Price $11.50*	721,730	173,215
Federal Street Acquisition Corp., Class A, Exp 7/24/22 Price $11.50*	214,101	224,806
Gores Holdings II, Inc., Class A, Exp 3/6/22, Price $11.50*	50,425	101,354
GTY Technology Holdings, Inc., Class A (Cayman Islands), Exp 11/14/21, Price $11.50*	59,477	74,346
Kayne Anderson Acquisition Corp., Class A, Exp 6/30/22 Price $11.50*	141,229	117,220
Landcadia Holdings, Inc., Exp 6/1/23 Price $11.50*	72,900	51,030
M III Acquisition Corp., Exp 8/29/21, Price $5.75*	43,180	34,112
Matlin and Partners Acquisition Corp., Class A, Exp 5/28/21 Price $11.50*	376,292	158,043
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	107,893	59,341
Silver Run Acquisition Corp. II, Class A, Exp 4/27/22, Price 11.50*	214,333	317,213
TPG Pace Holdings Corp. - Class A, Exp 8/18/22 Price $11.50*	146,011	226,317
Vantage Energy Acquisition Corp., Class A, Exp 4/12/24, Price $11.50*	107,685	118,454
Williams Scotsman Corp., Exp 11/29/22, Price $11.50*	62,210	89,582

Information Technology — 0.0%
Rimini Street, Inc. Exp 9/30/22, Price $11.50	58,632	22,866
Total Warrants		$1,926,821

25

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Security — 0.7%
$1,320,000	GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Class C, 144a, (1M LIBOR +2.750%), 4.309%, 8/15/32(A)	$1,324,148

Shares

Preferred Stock — 0.2%

Real Estate — 0.2%
Public Storage, 5.625%	11,730	$294,892

	Number
	of
	Rights

Rights — 0.1%
Black Ridge Acquisition Corp., Exp 2/15/18, Strike Price $10.00*	220,000	61,600
Pensare Acquisition Corp., Exp 2/15/18 Strike Price $10.00*	215,786	94,946
Media General, Inc. Exp 1/19/18, Strike Price $10.00(C)(D)	208,090	20,809
Total Rights		$177,355

	Number
	of	Notional
	Contracts	Amount

Purchased Options — 0.0%

Purchased Call Option — 0.0%
VMware, Inc., Strike @125.00, Exp 01/19††	113	$1,047,058	$36,160

	Shares

Short-Term Investment Fund — 11.8%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥Ω	21,505,277	$21,505,277

Total Long Positions
(Cost $215,394,249)		$214,624,862

		Market
	Shares	Value

Securities Sold Short — (14.2%)

Common Stocks — (9.5%)

Information Technology — (3.2%)
VMware, Inc. - Class A*	(47,230)	$(5,918,863)

Consumer Discretionary — (3.2%)
Lennar Corp. - Class A	(73,449)	(4,644,915)
Lennar Corp. - Class B	(607)	(31,370)
Sinclair Broadcast Group, Inc., Class A	(28,639)	(1,083,986)
		(5,760,271)

Utilities — (1.6%)
Vistra Energy Corp.*	(161,381)	(2,956,500)

Health Care — (0.8%)
Becton Dickinson & Co.	(6,768)	(1,448,758)

Telecommunication Services — (0.7%)
AT&T, Inc.	(32,960)	(1,281,485)
Total Common Stocks		$(17,365,877)

Exchange-Traded Funds — (4.7%)
Energy Select Sector SPDR Fund	(2,892)	(208,976)
Health Care Select Sector SPDR Fund	(848)	(70,112)
iShares US Telecommunications ETF	(841)	(24,734)
Materials Select Sector SPDR Fund	(228)	(13,801)
Real Estate Select Sector SPDR Fund	(1,489)	(49,048)
SPDR S&P 500 ETF Trust	(30,300)	(8,085,858)
Utilities Select Sector SPDR Fund	(61)	(3,213)
Total Exchange-Traded Funds		$(8,455,742)

Total Securities Sold Short
(Proceeds $21,775,981)		$(25,821,619)

	Number
	of	Notional
	Contracts	Amount

Written Options — (0.0%)

Written Call Options — (0.0%)
VMware, Inc., Strike @126.00 Exp 01/19	(85)	$—	(8,075)

Written Put Options — (0.0%)
Lennar Corp., Strike @57.50, Exp 01/19	(46)	(215,096)	(1,104)
Lennar Corp., Strike @60.00, Exp 01/19	(46)	(215,096)	(2,392)
			(3,496)
Total Written Options
(Premiums received $16,940)			$(11,571)

26

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Market
Value

Total — 103.5%	$188,791,672

Cash Collateral for Securities
Sold Short and Written Options — 0.8%	1,550,602

Liabilities in Excess of Other Assets — (4.3%)	(7,928,942)

Net Assets — 100.0%	$182,413,332

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	This is a restricted security that cannot be sold to qualified institutional buyers. At December 31, 2017, these securities were valued at $18,000 or 0.0% of net assets.

(D)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of December 31, 2017 was $45,967,766.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

DKK - Danish Krone

EMTN - Euro Medium Term Note

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $7,692,217 or 4.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Financials	$100,877,578	$—	$—	$100,877,578
Consumer Discretionary	22,825,921	—	—	22,825,921
Information Technology	13,686,641	—	—	13,686,641
Health Care	9,318,061	—	—	9,318,061
Industrials	5,562,835	—	—	5,562,835
Utilities	5,022,399	—	—	5,022,399
Consumer Staples	4,950,355	—	—	4,950,355
Telecommunication Services	2,812,837	—	—	2,812,837
Corporate Bonds	—	15,906,938	—	15,906,938
Exchange-Traded Funds	8,396,644	—	—	8,396,644
Warrants	1,926,821	—	—	1,926,821
Commercial Mortgage-Backed Security	—	1,324,148	—	1,324,148
Preferred Stock	294,892	—	—	294,892
Rights	156,546	—	20,809	177,355
Purchased Options Equity Contracts	36,160	—	—	36,160
Short-Term Investment Fund	21,505,277	—	—	21,505,277
Total Assets	$197,372,967	$17,231,086	$20,809	$214,624,862

27

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Liabilities:
Securities Sold Short
Common Stocks	$(17,365,877)	$—	$—	$(17,365,877)
Exchange-Traded Funds	(8,455,742)	—	—	(8,455,742)
Other Financial Instruments**
Written Options Equity Contracts	(11,571)	—	—	(11,571)
Forward Foreign Currency Contracts	—	(21,989)	—	(21,989)
Total Liabilities	$(25,833,190)	$(21,989)	$—	$(25,855,179)
Total	$171,539,777	$17,209,097	$20,809	$188,769,683

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized depreciation on forward foreign currency contracts.

At December 31, 2017, equity securities valued at $1,711,831 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

Measurements Using Unobservable Inputs (Level 3)
Assets	Rights
Beginning balance September 30, 2017	$20,809
Net change in unrealized appreciation/depreciation	—
Realized gain from distributions received	—

Ending balance December 31, 2017	$20,809

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2017	$—

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Exp 1/19/18, Strike Price $10.00	$20,809	Issuer Guidance	New Issuer

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation

Brown Brothers Harriman	01/31/2018	USD	2,189,974	DKK	13,695,000	$(21,989)
						$(21,989)

See accompanying Notes to Portfolios of Investments.

28

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Consumer Discretionary — 25.8%
CarMax, Inc.*	442,000	$28,345,460
Deckers Outdoor Corp.*	194,690	15,623,872
Dollar Tree, Inc.*	277,750	29,805,352
Hasbro, Inc.	283,390	25,757,317
Penske Automotive Group, Inc.	494,034	23,639,527
PulteGroup, Inc.	1,208,240	40,173,980
Tiffany & Co.	294,790	30,643,420
Whirlpool Corp.	128,500	21,670,240
		215,659,168

Financials — 20.1%
Alleghany Corp.*	58,250	34,722,243
M&T Bank Corp.	207,700	35,514,623
Progressive Corp. (The)	752,870	42,401,638
T Rowe Price Group, Inc.	307,320	32,247,088
Voya Financial, Inc.	480,550	23,772,808
		168,658,400

Industrials — 18.2%
Armstrong World Industries, Inc.*	501,650	30,374,908
Cintas Corp.	360,810	56,225,022
Copart, Inc.*	683,328	29,512,936
Old Dominion Freight Line, Inc.	276,340	36,352,527
		152,465,393

Information Technology — 14.7%
Amphenol Corp. - Class A	412,000	36,173,600
Citrix Systems, Inc.*	312,280	27,480,640
Paychex, Inc.	509,500	34,686,760
Symantec Corp.	884,110	24,808,127
		123,149,127

Materials — 10.7%
Ball Corp.	805,630	30,493,096
NewMarket Corp.	75,050	29,824,120
Vulcan Materials Co.	227,840	29,247,821
		89,565,037

Consumer Staples — 9.6%
Brown-Forman Corp. - Class B	425,240	29,201,231
Edgewell Personal Care Co.*	217,010	12,888,224
Energizer Holdings, Inc.	349,731	16,780,093
Post Holdings, Inc.*	268,252	21,253,606
		80,123,154
Total Common Stocks		$829,620,279

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥W	8,752,897	8,752,897

Total Investment Securities — 100.1%
(Cost $694,615,477)		$838,373,176

Liabilities in Excess of Other Assets — (0.1%)		(770,436)

Net Assets — 100.0%		$837,602,740

*	Non-income producing security.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$829,620,279	$—	$—	$829,620,279
Short-Term Investment Fund	8,752,897	—	—	8,752,897
Total	$838,373,176	$—	$—	$838,373,176

See accompanying Notes to Portfolios of Investments.

29

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.2%

Financials — 19.6%
Allstate Corp. (The)	124,672	$13,054,405
Ameriprise Financial, Inc.	79,475	13,468,628
Blackstone Mortgage Trust, Inc. - Class A, REIT	347,557	11,184,384
E*TRADE Financial Corp.*	218,557	10,833,870
Hanover Insurance Group, Inc. (The)	79,672	8,610,950
Hartford Financial Services Group, Inc. (The)	190,967	10,747,623
M&T Bank Corp.	43,701	7,472,434
PacWest Bancorp	223,721	11,275,538
Reinsurance Group of America, Inc.	79,672	12,423,255
Signature Bank*	82,623	11,340,833
SLM Corp.*	249,144	2,815,327
SVB Financial Group*	56,607	13,233,018
TCF Financial Corp.	431,311	8,841,876
Unum Group	209,459	11,497,205
		146,799,346

Industrials — 12.6%
Aercap Holdings N.V. (Netherlands)*	260,852	13,723,424
Clean Harbors, Inc.*	166,377	9,017,633
Dover Corp.	129,836	13,112,138
Fluor Corp.	135,393	6,993,048
KAR Auction Services, Inc.	244,623	12,355,908
Parker-Hannifin Corp.	39,295	7,842,496
Regal-Beloit Corp.	146,115	11,192,409
Snap-on, Inc.	68,410	11,923,863
Stericycle, Inc.*	124,869	8,489,843
		94,650,762

Materials — 10.3%
Allegheny Technologies, Inc.*	388,082	9,368,300
Bemis Co., Inc.	170,951	8,169,748
Berry Global Group, Inc.*	151,475	8,887,038
FMC Corp.	101,656	9,622,757
Olin Corp.	211,475	7,524,281
PPG Industries, Inc.	85,426	9,979,465
Sonoco Products Co.	130,918	6,956,983
United States Steel Corp.	178,279	6,273,638
Valvoline, Inc.	436,426	10,936,836
		77,719,046

Information Technology — 9.7%
CSRA, Inc.	381,639	11,418,639
Diebold Nixdorf, Inc.†	279,590	4,571,297
Fidelity National Information Services, Inc.	126,147	11,869,171
MACOM Technology Solutions Holdings, Inc.*†	402,787	13,106,689
PTC, Inc.*	170,164	10,340,866
Qorvo, Inc.*	143,164	9,534,722
Synopsys, Inc.*	144,492	12,316,498
		73,157,882

Consumer Discretionary — 9.7%
Aramark	295,869	12,645,441
BorgWarner, Inc.	250,672	12,806,832
Carter's, Inc.	56,213	6,604,465
Dollar General Corp.	86,361	8,032,437
Dollar Tree, Inc.*	81,787	8,776,563
LKQ Corp.*	434,164	17,657,450
Michaels Cos., Inc. (The)*	264,689	6,402,827
		72,926,015

Real Estate — 8.0%
Alexandria Real Estate Equities, Inc., REIT	98,311	12,838,434
American Campus Communities, Inc., REIT	260,311	10,680,560
Brixmor Property Group, Inc., REIT	495,000	9,236,700
Equinix, Inc., REIT	20,213	9,160,936
Host Hotels & Resorts, Inc., REIT	457,475	9,080,879
Mid-America Apartment Communities, Inc., REIT	88,574	8,907,001
		59,904,510

Utilities — 7.6%
DTE Energy Co.	112,426	12,306,150
Edison International	141,000	8,916,840
Great Plains Energy, Inc.	263,311	8,489,147
Pinnacle West Capital Corp.	149,213	12,709,963
PPL Corp.	219,934	6,806,957
Westar Energy, Inc.	148,574	7,844,707
		57,073,764

Energy — 7.2%
Anadarko Petroleum Corp.	195,049	10,462,428
Cimarex Energy Co.	95,803	11,688,924
EQT Corp.	193,426	11,009,808
Newfield Exploration Co.*	307,229	9,686,930
Noble Energy, Inc.	372,983	10,868,725
		53,716,815

Health Care — 6.2%
AmerisourceBergen Corp.	59,656	5,477,614
Charles River Laboratories International, Inc.*	92,262	10,098,076
DENTSPLY SIRONA, Inc.	165,492	10,894,338
Envision Healthcare Corp.*	308,557	10,663,730
Patterson Cos., Inc.	252,590	9,126,077
		46,259,835

Consumer Staples — 5.3%
Darling Ingredients, Inc.*	401,016	7,270,420
Hain Celestial Group, Inc. (The)*	249,984	10,596,822
Kroger Co. (The)	379,377	10,413,899
TreeHouse Foods, Inc.*	110,164	5,448,711
Tyson Foods, Inc. - Class A	71,951	5,833,068
		39,562,920
Total Common Stocks		$721,770,895

30

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange-Traded Fund — 1.2%
iShares Russell Mid-Cap Value ETF	100,918	$8,996,840

Short-Term Investment Funds — 3.7%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥W	17,017,014	17,017,014
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	10,563,062	10,563,062
Total Short-Term Investment Funds		$27,580,076

Total Investment Securities — 101.1%
(Cost $641,457,078)		$758,347,811

Liabilities in Excess of Other Assets — (1.1%)		(8,005,248)

Net Assets — 100.0%		$750,342,563

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $10,244,477.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$721,770,895	$—	$—	$721,770,895
Exchanged-Traded Fund	8,996,840	—	—	8,996,840
Short-Term Investment Funds	27,580,076	—	—	27,580,076
Total	$758,347,811	$—	$—	$758,347,811

See accompanying Notes to Portfolios of Investments.

31

Portfolio of Investments

Touchstone Premium Yield Equity Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Information Technology — 20.0%
Cisco Systems, Inc.	128,377	$4,916,839
Cypress Semiconductor Corp.	216,804	3,304,093
HP, Inc.	121,644	2,555,740
International Business Machines Corp.	9,651	1,480,656
QUALCOMM, Inc.	41,745	2,672,515
Sabre Corp.	128,601	2,636,321
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	72,492	2,874,308
Texas Instruments, Inc.	25,810	2,695,596
Western Digital Corp.	21,321	1,695,659
		24,831,727

Real Estate — 14.4%
Crown Castle International Corp., REIT	26,932	2,989,721
Digital Realty Trust, Inc., REIT	26,483	3,016,414
Hospitality Properties Trust, REIT	72,044	2,150,513
Lamar Advertising Co. - Class A, REIT	41,520	3,082,445
Ventas, Inc., REIT	31,870	1,912,519
Welltower, Inc., REIT	17,057	1,087,725
Weyerhaeuser Co., REIT	103,689	3,656,074
		17,895,411

Financials — 13.4%
Bank of Montreal (Canada)	33,441	2,675,949
BB&T Corp.	77,430	3,849,820
CME Group, Inc.	18,628	2,720,619
HSBC Holdings PLC, ADR	61,944	3,198,788
PacWest Bancorp	26,259	1,323,454
Toronto-Dominion Bank (The) (Canada)	47,805	2,800,417
		16,569,047

Consumer Discretionary — 9.9%
Cracker Barrel Old Country Store, Inc.†	13,017	2,068,271
Hanesbrands, Inc.	97,853	2,046,106
Tapestry, Inc.	68,228	3,017,724
Target Corp.	59,924	3,910,041
Tupperware Brands Corp.	19,526	1,224,280
		12,266,422

Energy — 9.7%
Enbridge, Inc. (Canada)	86,183	3,370,617
ONEOK, Inc.	50,947	2,723,117
Pembina Pipeline Corp. (Canada)	31,421	1,136,812
TOTAL SA, ADR	43,765	2,419,329
Williams Cos., Inc. (The)	78,552	2,395,051
		12,044,926

Telecommunication Services — 9.5%
BCE, Inc. (Canada)	64,637	3,103,222
Verizon Communications, Inc.	76,532	4,050,839
Vodafone Group PLC, ADR	146,780	4,682,282
		11,836,343

Health Care — 7.6%
AbbVie, Inc.	29,401	2,843,371
Merck & Co., Inc.	61,046	3,435,058
Pfizer, Inc.	88,427	3,202,826
		9,481,255

Materials — 5.9%
International Paper Co.	55,884	3,237,919
LyondellBasell Industries NV - Class A (Netherlands)	36,583	4,035,837
		7,273,756

Industrials — 5.1%
Covanta Holding Corp.	47,356	800,316
Eaton Corp. PLC (Ireland)	43,765	3,457,873
United Parcel Service, Inc. - Class B	17,506	2,085,840
		6,344,029

Consumer Staples — 2.0%
Sysco Corp.	41,745	2,535,174

Utilities — 1.6%
National Grid PLC, ADR	34,338	2,019,418
Total Common Stocks		$123,097,508

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥Ω	600,088	600,088
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	2,135,717	2,135,717
Total Short-Term Investment Funds		$2,735,805

Total Investment Securities — 101.3%
(Cost $106,858,736)		$125,833,313

Liabilities in Excess of Other Assets — (1.3%)		(1,641,379)

Net Assets — 100.0%		$124,191,934

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was$2,047,457.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

32

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$123,097,508	$—	$—	$123,097,508
Short-Term Investment Funds	2,735,805	—	—	2,735,805
Total	$125,833,313	$—	$—	$125,833,313

See accompanying Notes to Portfolios of Investments.

33

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.1%

Information Technology — 55.0%
Activision Blizzard, Inc.	723,000	$45,780,360
Adobe Systems, Inc.*	673,634	118,047,622
Alibaba Group Holding Ltd. ADR*	819,867	141,369,667
Alphabet, Inc. - Class A*	111,000	116,927,400
Alphabet, Inc. - Class C*	15,600	16,323,840
Baidu, Inc. ADR*	428,480	100,354,301
CoStar Group, Inc.*	166,598	49,471,276
Facebook, Inc. - Class A*	842,880	148,734,605
Palo Alto Networks, Inc.*	455,500	66,020,170
salesforce.com, Inc.*	1,448,612	148,091,605
ServiceNow, Inc.*	925,500	120,675,945
Splunk, Inc.*	704,844	58,389,277
Visa, Inc. - Class A	1,597,699	182,169,640
		1,312,355,708

Consumer Discretionary — 18.4%
Amazon.com, Inc.*	155,000	181,267,850
Chipotle Mexican Grill, Inc.*	32,758	9,468,045
Netflix, Inc.*	576,500	110,664,940
Priceline Group, Inc. (The)*	57,000	99,051,180
Starbucks Corp.	698,000	40,086,140
		440,538,155

Health Care — 17.4%
Alexion Pharmaceuticals, Inc.*	529,230	63,290,616
Biogen, Inc.*	132,590	42,239,196
BioMarin Pharmaceutical, Inc.*	542,681	48,390,865
Edwards Lifesciences Corp.*	434,677	48,992,444
Illumina, Inc.*	326,396	71,314,262
Incyte Corp.*	607,062	57,494,842
Loxo Oncology, Inc.*	264,261	22,245,491
Regeneron Pharmaceuticals, Inc.*	163,500	61,469,460
		415,437,176

Financials — 3.2%
Charles Schwab Corp. (The)	1,478,000	75,924,860

Consumer Staples — 3.1%
Monster Beverage Corp.*	1,176,000	74,429,040
Total Common Stocks		$2,318,684,939

Short-Term Investment Fund — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥Ω	72,908,718	72,908,717

Total Investment Securities — 100.2%
(Cost $1,100,311,311)		$2,391,593,656

Liabilities in Excess of Other Assets — (0.2%)		(4,283,602)

Net Assets — 100.0%		$2,387,310,054

*	Non-income producing security.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,318,684,939	$—	$—	$2,318,684,939
Short-Term Investment Fund	72,908,717	—	—	72,908,717
Total	$2,391,593,656	$—	$—	$2,391,593,656

See accompanying Notes to Portfolios of Investments.

34

Portfolio of Investments

Touchstone Small Cap Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.0%

Industrials — 29.6%
Armstrong World Industries, Inc.*	118,020	$7,146,111
GATX Corp.	136,130	8,461,841
Kaman Corp.	124,994	7,354,647
Landstar System, Inc.	99,430	10,350,663
Matson, Inc.	118,835	3,546,036
Orbital ATK, Inc.	65,502	8,613,513
USG Corp.*	225,460	8,693,738
		54,166,549

Consumer Discretionary — 18.6%
Cooper Tire & Rubber Co.	137,040	4,844,364
Deckers Outdoor Corp.*	32,820	2,633,805
MSG Networks, Inc., Class A*	259,090	5,246,572
Penske Automotive Group, Inc.	157,300	7,526,805
Service Corp. International	123,850	4,622,082
Sturm Ruger & Co., Inc.†	88,422	4,938,369
Tempur Sealy International, Inc.*	67,320	4,220,291
		34,032,288

Materials — 12.6%
Ingevity Corp.*	97,450	6,867,301
NewMarket Corp.	25,503	10,134,637
Olin Corp.	113,600	4,041,888
Tredegar Corp.	106,063	2,036,410
		23,080,236

Real Estate — 8.1%
Alexander & Baldwin, Inc.	196,248	5,443,919
First Industrial Realty Trust, Inc. REIT	241,541	7,601,295
Tejon Ranch Co.*	81,901	1,700,265
		14,745,479

Financials — 7.3%
Eaton Vance Corp.	90,119	5,081,810
MBIA, Inc.*†	357,174	2,614,514
White Mountains Insurance Group Ltd. (Bermuda)	6,599	5,617,597
		13,313,921

Consumer Staples — 7.1%
Energizer Holdings, Inc.	139,320	6,684,574
PriceSmart, Inc.	73,865	6,359,776
		13,044,350

Information Technology — 6.7%
DST Systems, Inc.	106,620	6,617,903
Versum Materials, Inc.	147,920	5,598,772
		12,216,675

Energy — 2.2%
Dril-Quip, Inc.*	84,380	4,024,926

Health Care — 1.8%
Bruker Corp.	96,530	3,312,910
Total Common Stocks		$171,937,334

Short-Term Investment Funds — 6.8%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥Ω	4,839,302	4,839,302
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	7,716,540	7,716,540
Total Short-Term Investment Funds		$12,555,842

Total Investment Securities — 100.8%
(Cost $125,010,230)		$184,493,176

Liabilities in Excess of Other Assets — (0.8%)		(1,548,259)

Net Assets — 100.0%		$182,944,917

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was$7,477,243.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$171,937,334	$—	$—	$171,937,334
Short-Term Investment Funds	12,555,842	—	—	12,555,842
Total	$184,493,176	$—	$—	$184,493,176

See accompanying Notes to Portfolios of Investments.

35

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 27.4%
Banc of California, Inc.†	19,459	$401,828
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	26,287	953,955
BankUnited, Inc.	42,208	1,718,710
Blackstone Mortgage Trust, Inc. - Class A REIT	51,546	1,658,750
Chemical Financial Corp.	21,928	1,172,490
Eagle Bancorp, Inc.*	16,499	955,292
Federated Investors, Inc. - Class B	12,077	435,738
First Horizon National Corp.	72,848	1,456,232
FNB Corp.	130,249	1,800,041
Hancock Holding Co.	11,047	546,826
Hanover Insurance Group, Inc. (The)	13,237	1,430,655
Hercules Capital, Inc.	84,696	1,111,212
Horace Mann Educators Corp.	19,954	879,971
IBERIABANK Corp.	20,657	1,600,917
Infinity Property & Casualty Corp.	8,081	856,586
MB Financial, Inc.	29,269	1,303,056
National General Holdings Corp.	65,047	1,277,523
SLM Corp.*	29,046	328,220
Sterling Bancorp.	83,860	2,062,956
TCF Financial Corp.	59,263	1,214,892
Univest Corp. of Pennsylvania	42,314	1,186,908
Validus Holdings Ltd. (Bermuda)*	18,781	881,205
		25,233,963

Industrials — 19.8%
Actuant Corp. - Class A	27,505	695,876
Altra Industrial Motion Corp.	14,704	741,082
Clean Harbors, Inc.*	16,259	881,238
EMCOR Group, Inc.	14,478	1,183,576
EnPro Industries, Inc.	14,854	1,388,998
Generac Holdings, Inc.*	13,739	680,355
Hexcel Corp.	17,784	1,099,940
Huron Consulting Group, Inc.*	23,548	952,517
ITT, Inc.	23,249	1,240,799
Korn/Ferry International	32,843	1,359,043
Masonite International Corp. (Canada)*	9,848	730,229
Matthews International Corp. - Class A	12,828	677,318
Milacron Holdings Corp.*	57,818	1,106,637
Regal Beloit Corp.	15,010	1,149,766
Standex International Corp.	12,025	1,224,746
Team, Inc.*	74,863	1,115,459
Tetra Tech, Inc.	10,077	485,208
TriMas Corp.*	38,657	1,034,075
Triumph Group, Inc.	18,797	511,278
		18,258,140

Consumer Discretionary — 9.3%
Buffalo Wild Wings, Inc.*	2,957	462,327
Callaway Golf Co.	43,775	609,786
Express, Inc.*	17,358	176,184
Horizon Global Corp.*	58,335	817,857
Michaels Cos., Inc. (The)*	27,317	660,798
Murphy USA, Inc.*	27,888	2,241,080
Nexstar Media Group, Inc. - Class A	20,681	1,617,254
Oxford Industries, Inc.	9,484	713,102
Steven Madden Ltd.*	18,732	874,784
Tailored Brands, Inc.	17,950	391,848
		8,565,020

Information Technology — 7.9%
Blackhawk Network Holdings, Inc.*	25,961	925,510
CACI International, Inc. - Class A*	6,013	795,821
CSRA, Inc.	46,622	1,394,930
Diebold Nixdorf, Inc.†	38,924	636,407
MACOM Technology Solutions Holdings, Inc.*†	50,253	1,635,233
Semtech Corp.*	16,002	547,268
Viavi Solutions, Inc.*	96,879	846,722
Virtusa Corp.*	11,443	504,407
		7,286,298

Materials — 7.8%
Allegheny Technologies, Inc.*	47,155	1,138,322
HB Fuller Co.	15,900	856,533
Ingevity Corp.*	9,417	663,616
Olin Corp.	18,665	664,101
Silgan Holdings, Inc.	24,491	719,790
Sonoco Products Co.	12,931	687,153
Valvoline, Inc.	53,663	1,344,795
WR Grace & Co.	15,795	1,107,703
		7,182,013

Consumer Staples — 7.0%
B&G Foods, Inc.†	18,044	634,247
Darling Ingredients, Inc.*	57,087	1,034,987
Hain Celestial Group, Inc. (The)*	31,242	1,324,348
Hostess Brands, Inc.*	78,568	1,163,592
Performance Food Group Co.*	21,352	706,751
Snyder's-Lance, Inc.	15,685	785,505
TreeHouse Foods, Inc.*	16,297	806,050
		6,455,480

Health Care — 6.1%
Charles River Laboratories International, Inc.*	11,271	1,233,611
Envision Healthcare Corp.*	37,997	1,313,176
Healthsouth Corp.*	28,843	1,425,133
Patterson Cos., Inc.	29,024	1,048,637
Prestige Brands Holdings, Inc.*	12,667	562,541
		5,583,098

Utilities — 4.6%
Black Hills Corp.	11,290	678,642
Great Plains Energy, Inc.	18,680	602,243
Hawaiian Electric Industries, Inc.	19,150	692,272
IDACORP, Inc.	9,350	854,216
Portland General Electric Co.	31,532	1,437,229
		4,264,602

Real Estate — 4.2%
Columbia Property Trust, Inc. REIT	51,126	1,173,343
Corporate Office Properties Trust REIT	38,199	1,115,411

36

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.6% (Continued)

Real Estate — (Continued)
Education Realty Trust, Inc. REIT	25,966	$906,733
Lexington Realty Trust REIT	63,686	614,570
		3,810,057

Energy — 3.8%
Callon Petroleum Co.*†	64,004	777,649
Carrizo Oil & Gas, Inc.*	43,954	935,341
Select Energy Services, Inc.*†	27,265	497,314
SRC Energy, Inc.*	91,241	778,286
World Fuel Services Corp.	17,263	485,781
		3,474,371

Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	13,517	612,320
Total Common Stocks		$90,725,362

Short-Term Investment Funds — 5.9%
Dreyfus Government Cash Management, Institutional Shares, 1.19%¥W	1,901,777	1,901,777
Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	3,536,759	3,536,759
Total Short-Term Investment Funds		$5,438,536

Total Investment Securities — 104.5%
(Cost $90,486,920)		$96,163,898

Liabilities in Excess of Other Assets — (4.5%)		(4,125,748)

Net Assets — 100.0%		$92,038,150

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $3,426,415.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$90,725,362	$—	$—	$90,725,362
Short-Term Investment Funds	5,438,536	—	—	5,438,536
Total	$96,163,898	$—	$—	$96,163,898

See accompanying Notes to Portfolios of Investments.

37

Portfolio of Investments

Touchstone Total Return Bond Fund – December 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 29.3%

	Industrials — 9.1%
$1,238,353	American Airlines 2011-1 Class B Pass Through Trust, 144a, 7.000%, 1/31/18	$1,244,544
23,463	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	23,906
62,824	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	64,279
279,035	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	289,786
1,292,291	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,364,105
896,726	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	979,674
1,558,226	CSX Transportation, Inc., 6.251%, 1/15/23	1,750,599
1,094,864	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	1,123,549
654,408	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	667,496
860,649	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	959,624
1,800,000	GATX Corp., 3.250%, 3/30/25	1,782,588
541,000	General Electric Co. MTN, 3.450%, 5/15/24	558,117
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,169,776
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,428,550
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,950,351
1,404,000	Republic Services, Inc., 5.250%, 11/15/21	1,532,799
1,330,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,323,937
1,501,756	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,633,460
29,061	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	32,240
1,418,926	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,508,523
623,957	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	703,566
1,644,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,730,310
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,584,635
		25,406,414

	Financials — 7.2%
2,008,000	American Express Co., 2.650%, 12/2/22	1,994,029
2,277,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	2,508,479
1,940,361	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,995,408
2,050,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,158,658
1,386,000	GE Capital International Funding Co. (Ireland), 3.373%, 11/15/25	1,409,652
2,106,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,173,633
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,204,092
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,538,595
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,445,002
2,000,000	USB Capital IX, 3.500%	1,810,000
2,000,000	Wachovia Capital Trust III, 5.570%	2,015,000
		20,252,548

	Utilities — 4.6%
1,314,409	Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 6/1/34	433,755
610,000	California Water Service Co., 5.500%, 12/1/40	753,149
1,531,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,006,855
1,780,000	Dominion Energy, Inc., (3M LIBOR +2.300%), 3.452%, 9/30/66(A)	1,675,425
275,000	Duke Energy Progress LLC, 6.300%, 4/1/38	377,575
1,700,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,842,332
1,250,000	Georgia Power Co., 4.750%, 9/1/40	1,374,584
531,077	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	542,468
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 3.403%, 10/1/66(A)	1,890,000
1,983,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	2,142,221
		13,038,364

	Energy — 3.6%
1,000,000	Apache Corp., 3.250%, 4/15/22	1,007,553
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20	1,303,120
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,633,275
1,000,000	Petrobras Global Finance BV (Netherlands), 7.375%, 1/17/27	1,101,000
1,500,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	1,563,375
400,000	Spectra Energy Partners LP, 3.500%, 3/15/25	401,684
1,914,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,342,485

38

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 29.3% (Continued)

	Energy — (Continued)
$500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	$638,743
		9,991,235

	Consumer Discretionary — 2.0%
795,412	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	777,507
969,138	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,056,651
634,758	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	661,640
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,242,450
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22†	1,427,611
466,000	Service Corp. International, 5.375%, 5/15/24	491,048
		5,656,907

	Consumer Staples — 1.7%
2,803,289	CVS Pass-Through Trust, 6.036%, 12/10/28	3,116,379
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,561,120
		4,677,499

	Health Care — 0.6%
1,650,000	HCA, Inc., 4.250%, 10/15/19	1,685,062

	Telecommunication Services — 0.5%
1,422,000	Verizon Communications, Inc., 5.012%, 4/15/49	1,491,376
	Total Corporate Bonds	$82,199,405

	U.S. Government Agency Obligations — 27.1%
17,749	Astro Offshore Corp., 6.000%, 12/20/19	18,117
1,332,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,396,325
1,706,043	Helios Leasing I LLC, 1.734%, 7/24/24	1,665,345
1,408,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,537,343
1,423,500	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,417,267
2,392,000	Private Export Funding Corp., 2.450%, 7/15/24	2,380,805
2,034,632	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,983,028
169,751	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	176,162
33,055	Small Business Administration Participation Certificates, Ser 2001-20K, Class 1, 5.340%, 11/1/21	34,115
103,629	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	107,863
98,373	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	102,519
29,072	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	30,216
24,168	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	25,130
217,756	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	227,519
132,261	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	137,114
101,039	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	106,024
718,164	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	759,802
349,195	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	370,595
438,410	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	464,421
553,151	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	583,628
567,721	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	602,535
702,440	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	742,829
207,404	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	221,714
594,900	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	628,899
427,271	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	457,617
1,034,200	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	1,148,664
1,055,970	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,127,775

39

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 27.1% (Continued)
$1,672,960	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	$1,779,119
465,456	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	490,072
1,004,821	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	1,063,095
548,046	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	589,063
850,588	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	891,432
1,574,922	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,648,624
1,462,809	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,493,551
736,534	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	723,631
3,872,414	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	3,796,096
1,729,156	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	1,684,152
2,852,313	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,924,730
2,341,795	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,347,874
1,768,405	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,766,456
4,044,364	Small Business Administration Participation Certificates, Ser 2015-20E, Class 1, 2.770%, 5/1/35	4,075,075
2,954,900	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,980,725
4,220,782	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	4,213,148
2,212,000	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,237,431
2,740,000	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,742,148
4,024,622	Small Business Administration Participation Certificates, Ser 2017-20D, Class 1, 2.840%, 4/1/37	4,040,720
3,419,439	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,437,569
3,205,312	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	3,213,839
2,734,000	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,735,429
3,000,000	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,995,383
67,046	Sterling Equipment, 6.125%, 9/28/19	69,421
1,248,651	Tagua Leasing LLC, 1.581%, 11/16/24	1,210,002
910,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	1,016,500
1,322,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,491,067
	Total U.S. Government Agency Obligations	$76,109,723

	U.S. Government Mortgage-Backed Obligations — 13.9%
1,795,369	FHLMC, Pool #W30008, 7.645%, 5/1/25	2,061,390
205,522	FNMA, Pool #465711, 4.680%, 8/1/28	223,475
1,514,675	FNMA, Pool #469616, 3.500%, 11/1/21	1,570,378
107,766	FNMA, Pool #874210, 5.260%, 1/1/25	114,497
467,238	FNMA, Pool #888829, 5.832%, 6/1/37	519,972
273,553	FNMA, Pool #958736, 4.940%, 5/1/19	281,965
288,115	FNMA, Pool #AD0101, 4.821%, 7/1/19	298,646
277,971	FNMA, Pool #AD0166, 4.829%, 8/1/19	288,645
870,454	FNMA, Pool #AD0342, 4.650%, 10/1/19	902,493
795,476	FNMA, Pool #AD0786, 4.501%, 1/1/20	824,767
403,771	FNMA, Pool #AD0910, 4.629%, 4/1/20	419,275
345,256	FNMA, Pool #AE0209, 4.380%, 6/1/20	358,982
1,010,071	FNMA, Pool #AE0446, 4.041%, 9/1/20	1,046,221
1,778,823	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,903,149
1,750,663	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,766,025
1,826,243	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,823,969
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,278,326
2,233,045	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,305,394
1,081,594	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,045,203
3,744,641	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,764,494
1,929,924	FNMA, Pool #AX7699, 3.500%, 2/1/45	1,982,551
2,279,402	FNMA, Pool #BC0153, 4.000%, 1/1/46	2,384,221
4,660,979	FNMA, Pool #BD7165, 4.000%, 4/1/47	4,877,594
1,992,530	FNMA, Pool #BH5752, 3.500%, 11/1/47	2,047,025
771,153	GNMA, Pool #5276, 3.000%, 1/20/27	791,071
808,677	GNMA, Pool #710077, 4.700%, 5/20/61(A)(B)	818,448
314,693	GNMA, Pool #751408, 4.860%, 6/20/61(A)(B)	329,854

40

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 13.9% (Continued)
$362,630	GNMA, Pool #751409, 4.606%, 7/20/61(A)(B)	$368,415
376,329	GNMA, Pool #756686, 4.707%, 9/20/61(A)(B)	382,842
223,792	GNMA, Pool #757327, 4.307%, 7/20/61(A)(B)	226,518
	Total U.S. Government Mortgage-Backed Obligations	$39,005,805

	Agency Collateralized Mortgage Obligations — 12.4%
2,946,343	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	2,925,471
1,020,000	FREMF Mortgage Trust, Ser 2011-K702, Class B, 144a, 4.774%, 4/25/44(A)(B)	1,020,259
1,000,000	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.033%, 5/25/45(A)(B)	1,036,997
925,000	FREMF Mortgage Trust, Ser 2012-K706, Class B, 144a, 4.029%, 11/25/44(A)(B)	933,741
1,200,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.812%, 6/25/47(A)(B)	1,219,229
750,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.557%, 6/25/45(A)(B)	773,292
2,332,849	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.535%, 12/25/35(A)(B)	2,327,361
1,665,069	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +2.160%), 2.160%, 5/25/36(A)(B)	1,641,397
2,408,661	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	2,426,231
2,600,000	GNMA, Ser 2011-142, Class B, 3.485%, 2/16/44(A)(B)	2,634,984
172,876	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	172,695
2,818,000	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	2,843,505
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	2,983,286
1,915,857	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	1,886,778
1,133,022	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	1,100,786
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,309,919
2,009,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,903,267
2,640,078	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,583,631
2,145,998	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 1.733%, 5/20/67(A)	2,146,869
	Total Agency Collateralized Mortgage Obligations	$34,869,698

	Municipal Bonds — 6.6%

	California — 1.8%
1,225,000	CA State City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,829,905
1,710,000	CA State East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,290,630
907,103	CA State HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	893,678
		5,014,213

	Florida — 0.5%
1,326,057	FL State HFC Revenue, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,307,147

	Louisiana — 0.7%
2,126,323	LA State Housing Corp., Revenue, 2.875%, 11/1/38	2,104,528

	Missouri — 0.3%
780,000	MO State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	759,923

	New York — 0.6%
1,400,000	NY State Port Authority of New York and New Jersey, Cons One Hundred Sixty Eight, 4.926%, 10/1/51	1,729,868

	Ohio — 0.6%
1,830,000	Oh State HFA, Revenue, Ser 1, 2.650%, 11/1/41	1,789,209

	Texas — 1.1%
1,770,000	TX State Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,442,317
715,000	TX State Texas Dept of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	707,836
		3,150,153

	Virginia — 0.3%
765,776	VA State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	750,146

41

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 6.6% (Continued)

	Washington — 0.7%
$1,515,000	WA State of Washington, Build America Bonds Ser D, UTGO, 5.481%, 8/1/39	$1,948,760
	Total Municipal Bonds	$18,553,947

	U.S. Treasury Obligations — 3.4%
3,695,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/40#	2,026,175
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43#	5,178,366
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45#	2,514,496
	Total U.S. Treasury Obligations	$9,719,037

	Asset-Backed Securities — 2.2%
1,420,413	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,520,142
1,268,719	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,295,470
1,561,226	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,635,072
287,960	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	294,393
1,325,000	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,412,035
	Total Asset-Backed Securities	$6,157,112

	Commercial Mortgage-Backed Security — 0.1%
505,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$220,344

Shares

	Short-Term Investment Funds — 3.8%
10,751,111	Dreyfus Government Cash Management, Institutional Shares, 1.19%¥W	10,751,111
14,658	Invesco Government & Agency Portfolio, Institutional Class, 1.19%**¥W	14,658
	Total Short-Term Investment Funds	$10,765,769

	Total Investment Securities — 98.8%
	(Cost $277,158,682)	$277,600,840

	Other Assets in Excess of Liabilities — 1.2%	3,252,502

	Net Assets — 100.0%	$280,853,342

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was$14,276.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

LIBOR - London Interbank Offered Rate

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $15,744,651 or 5.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

42

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$82,199,405	$—	$82,199,405
U.S. Government Agency Obligations	—	76,109,723	—	76,109,723
U.S. Government Mortgage-Backed Obligations	—	39,005,805	—	39,005,805
Agency Collateralized Mortgage Obligations	—	34,869,698	—	34,869,698
Municipal Bonds	—	18,553,947	—	18,553,947
U.S. Treasury Obligations	—	9,719,037	—	9,719,037
Asset-Backed Securities	—	6,157,112	—	6,157,112
Commercial Mortgage-Backed Security	—	220,344	—	220,344
Short-Term Investment Funds	10,765,769	—	—	10,765,769
Total	$10,765,769	$266,835,071	$—	$277,600,840

See accompanying Notes to Portfolios of Investments.

43

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 38.9%
$11,505,795	ACE Securities Corp. Home Equity Loan Trust, Ser 2005-HE6, Class A2D, (1M LIBOR +0.360%), 1.912%, 10/25/35(A)	$11,538,535
2,500,000	Ally Auto Receivables Trust, Ser 2015-1, Class C, 2.260%, 10/15/20	2,501,343
3,070,586	American Credit Acceptance Receivables Trust, Ser 2014-4, Class C, 144a, 4.250%, 10/12/20	3,082,610
5,200,000	American Credit Acceptance Receivables Trust, Ser 2015-1, Class D, 144a, 5.450%, 5/12/22	5,298,550
1,570,000	American Credit Acceptance Receivables Trust, Ser 2015-2, Class D, 144a, 5.380%, 3/14/22	1,605,666
2,347,652	American Credit Acceptance Receivables Trust, Ser 2017-2, Class A, 144a, 1.840%, 7/13/20	2,345,652
3,830,000	American Credit Acceptance Receivables Trust, Ser 2017-3, Class B, 144a, 2.250%, 1/11/21	3,816,237
11,000,000	American Credit Acceptance Receivables Trust, Ser 2017-4, Class A, 144a, 2.000%, 7/10/20	10,998,078
31,246	AmeriCredit Automobile Receivables Trust, Ser 2013-4, Class C, 2.720%, 9/9/19	31,253
1,160,000	AmeriCredit Automobile Receivables Trust, Ser 2014-2, Class D, 2.570%, 7/8/20	1,164,022
2,294,000	Ascentium Equipment Receivables LLC, Ser 2015-2A, Class D, 144a, 3.440%, 10/12/21	2,310,532
626,284	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class A2, 144a, 1.750%, 11/13/18	626,228
3,915,000	Ascentium Equipment Receivables Trust, Ser 2017-1A, Class A2, 144a, 1.870%, 7/10/19	3,909,325
3,820,000	Ascentium Equipment Receivables Trust, Ser 2017-2A, Class A2, 144a, 2.000%, 5/11/20	3,807,689
5,000,000	Avery Point VII CLO Ltd. (Cayman Islands), Ser 2015-7A, Class A1, 144a, (3M LIBOR +1.500%), 2.859%, 1/15/28(A)	5,022,335
3,685,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Class A, 144a, 2.460%, 7/20/20	3,690,258
8,960,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Class B, 144a, 3.290%, 2/20/21	8,966,236
2,002,193	BlueVirgo Trust, Ser 2015-1A, 144a, 3.000%, 12/15/22	2,006,638
2,985,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL1, Class A, 144a, (1M LIBOR +1.350%), 2.600%, 6/15/27(A)	2,991,384
3,345,000	California Republic Auto Receivables Trust, Ser 2013-2, Class C, 3.320%, 8/17/20	3,346,661
6,710,000	Capital Auto Receivables Asset Trust, Ser 2014-1, Class E, 144a, 4.090%, 9/22/22	6,754,950
5,710,000	Capital Auto Receivables Asset Trust, Ser 2014-3, Class E, 3.940%, 4/20/23	5,775,844
5,250,000	Capital Auto Receivables Asset Trust, Ser 2015-2, Class E, 4.500%, 1/22/24	5,343,190
7,930,000	CarFinance Capital Auto Trust, Ser 2013-2A, Class D, 144a, 5.930%, 8/15/19	7,941,559
7,720,000	Carfinance Capital Auto Trust, Ser 2013-2A, Class E, 144a, 7.860%, 10/15/20	7,737,761
350,712	CarFinance Capital Auto Trust, Ser 2015-1A, Class A, 144a, 1.750%, 6/15/21	350,271
3,845,000	CarMax Auto Owner Trust, Ser 2014-1, Class D, 2.430%, 8/17/20	3,850,431
3,000,000	Carnow Auto Receivables Trust, Ser 2017-1A, Class A, 144a, 2.920%, 9/15/22	2,998,815
656,405	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	653,943
4,925,000	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840%, 11/14/23	4,907,093
8,485,000	Chrysler Capital Auto Receivables Trust, Ser 2013-BA, Class D, 144a, 2.890%, 10/15/20	8,494,334
4,945,000	Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Class C, 144a, 3.260%, 4/15/21	5,011,999
421,869	CNH Equipment Trust, Ser 2014-C, Class A3, 1.050%, 11/15/19	421,220
4,423	College & University Facility Loan Trust, Ser 2 Class D, 4.000%, 6/1/18	4,423
7,900,000	Conn Funding II LP, Ser 2017-B, Class A, 144a, 2.730%, 7/15/20	7,899,663
3,000,000	Dell Equipment Finance Trust, Ser 2015-2, Class B, 144a, 2.210%, 9/22/20	3,000,451
4,500,000	Dell Equipment Finance Trust, Ser 2015-2, Class C, 144a, 2.750%, 9/22/20	4,511,223
633,901	Dell Equipment Finance Trust, Ser 2016-1, Class A2, 144a, 1.430%, 9/24/18	633,579
1,000,000	Dell Equipment Finance Trust, Ser 2016-1, Class C, 144a, 2.530%, 7/22/21	1,002,484
2,900,000	Drive Auto Receivables Trust, Ser 2017-2, Class B, 2.250%, 6/15/21	2,901,227
3,665,000	Drive Auto Receivables Trust, Ser 2017-3, Class A3, 1.850%, 4/15/20	3,659,778

44

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 38.9% (Continued)
$4,400,000	Drive Auto Receivables Trust, Ser 2017-3, Class B, 2.300%, 5/17/21	$4,389,889
3,020,111	DT Auto Owner Trust, Ser 2014-2A, Class D, 144a, 3.680%, 4/15/21	3,029,853
9,925,000	DT Auto Owner Trust, Ser 2014-3A, Class D, 144a, 4.470%, 11/15/21	10,045,748
597,751	DT Auto Owner Trust, Ser 2015-1A, Class C, 144a, 2.870%, 11/16/20	597,998
2,285,361	DT Auto Owner Trust, Ser 2017-2A, Class A, 144a, 1.720%, 5/15/20	2,283,491
737,860	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	728,849
15,694,920	Exeter Automobile Receivables Trust, Ser 2013-2A, Class D, 144a, 6.810%, 8/17/20	15,832,043
2,929,666	Exeter Automobile Receivables Trust, Ser 2014-2A, Class C, 144a, 3.260%, 12/16/19	2,940,460
9,575,000	Exeter Automobile Receivables Trust, Ser 2014-3A, Class C, 144a, 4.170%, 6/15/20	9,715,262
3,000,000	Exeter Automobile Receivables Trust, Ser 2016-1A, Class B, 144a, 3.850%, 5/17/21	3,037,154
1,250,635	Exeter Automobile Receivables Trust, Ser 2017-3A, Class A, 144a, 2.050%, 12/15/21	1,248,705
3,750,000	First Investors Auto Owner Trust, Ser 2013-3A, Class D, 144a, 3.670%, 5/15/20	3,756,810
1,372,013	First Investors Auto Owner Trust, Ser 2014-1A, Class B, 144a, 2.260%, 1/15/20	1,372,154
931,426	First Investors Auto Owner Trust, Ser 2016-2A, Class A1, 144a, 1.530%, 11/16/20	929,696
739,597	Flagship Credit Auto Trust, Ser 2016-3, Class A1, 144a, 1.610%, 12/15/19	739,135
1,630,000	Flagship Credit Auto Trust, Ser 2016-3, Class B, 144a, 2.430%, 6/15/21	1,630,273
768,814	FNA 2015-1 Trust, Ser 2015-1, Class A, 144a, 3.240%, 12/10/23	764,423
1,346,042	GLS Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.730%, 10/15/20	1,348,322
6,067,529	GLS Auto Receivables Trust, Ser 2017-1A, Class A2, 144a, 2.670%, 4/15/21	6,070,419
2,492,357	GO Financial Auto Securitization Trust, Ser 2015-2, Class B, 144a, 4.800%, 8/17/20	2,505,829
7,450,000	Hertz Vehicle Financing II LP, Ser 2016-1A, Class A, 144a, 2.320%, 3/25/20	7,424,937
6,010,000	Hertz Vehicle Financing LLC, Ser 2013-1A, Class A2, 144a, 1.830%, 8/25/19	6,001,618
827,453	Hillmark Funding Ltd. (Cayman Islands), Ser 2006-1A, Class A2, 144a, (3M LIBOR +0.400%), 1.841%, 5/21/21(A)	827,156
3,431,000	Kabbage Asset Securitization LLC, Ser 2017-1, Class A, 144a, 4.571%, 3/15/22	3,505,970
2,187,987	Marriott Vacation Club Owner Trust, Ser 2010-1A, Class A, 144a, 3.540%, 10/20/32	2,189,431
745,953	MMAF Equipment Finance LLC, Ser 2012-AA, Class A5, 144a, 1.980%, 6/10/32	745,717
1,657,223	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 1.852%, 12/25/35(A)	1,658,352
5,748,765	Navitas Equipment Receivables LLC, Ser 2016-1, Class A2, 144a, 2.200%, 6/15/21	5,735,772
3,888,009	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 1.728%, 10/25/35(A)	3,896,373
900,755	OneMain Direct Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.040%, 1/15/21	901,062
4,900,000	OneMain Direct Auto Receivables Trust, Ser 2016-1A, Class B, 144a, 2.760%, 5/15/21	4,912,822
1,406,748	Orange Lake Timeshare Trust, Ser 2012-AA, Class A, 144a, 3.450%, 3/10/27	1,411,591
773,761	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	764,229
37,656	Park Place Securities, Inc. Asset Backed Pass Through Certificates, Ser 2005-WHQ3, Class M2, (1M LIBOR +0.675%), 2.227%, 6/25/35(A)	37,667
9,200,000	Santander Drive Auto Receivables Trust, Ser 2014-1, Class E, 3.920%, 5/17/21	9,288,090
6,500,000	Santander Drive Auto Receivables Trust, Ser 2014-2, Class E, 144a, 3.760%, 7/15/21	6,558,653
6,500,000	Santander Drive Auto Receivables Trust, Ser 2014-3, Class E, 144a, 3.490%, 9/15/21	6,539,116
700,000	Santander Drive Auto Receivables Trust, Ser 2015-2, Class D, 3.020%, 4/15/21	706,760

45

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 38.9% (Continued)
$900,000	Santander Drive Auto Receivables Trust, Ser 2015-3, Class C, 2.740%, 1/15/21	$904,253
13,505,000	Santander Drive Auto Receivables Trust, Ser 2015-4, Class C, 2.970%, 3/15/21	13,598,251
8,425,000	Securitized Equipment Receivables Trust, Ser 2017-1A, Class A, 144a, 2.760%, 12/13/22	8,388,338
832,549	Sierra Timeshare Receivables Funding LLC, Ser 2013-1A, Class A, 144a, 1.590%, 11/20/29	832,101
1,501,988	Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Class A, 144a, 2.200%, 10/20/30	1,499,403
591,615	Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Class A, 144a, 2.070%, 3/20/30	590,235
2,426,995	Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Class A, 144a, 2.050%, 6/20/31(A)(B)	2,422,055
1,228,009	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	1,223,834
1,140,957	Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Class A, 144a, 2.400%, 3/22/32	1,136,686
1,830,000	Stoney Lane Funding I Corp. (Cayman Islands), Ser 2007-1A, Class B, 144a, (3M LIBOR +0.700%), 2.053%, 4/18/22(A)	1,821,340
9,138,433	Symphony CLO II Ltd. (Cayman Islands), Ser 2006-2A, Class A3, 144a, (3M LIBOR +0.420%), 1.737%, 10/25/20(A)	9,129,386
11,079,750	Taco Bell Funding LLC, Ser 2016-1A, Class A2I, 144a, 3.832%, 5/25/46	11,230,102
10,507,792	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 1.928%, 2/25/57(A)	10,520,621
5,666,180	United Auto Credit Securitization Trust, Ser 2017-1, Class A, 144a, 1.890%, 5/10/19	5,664,716
3,254,871	Vibrant CLO II Ltd., Ser 2013-2A, Class A1BR, 144a, (3M LIBOR +0.900%), 2.265%, 7/24/24(A)	3,255,861
2,355,579	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	2,354,188
1,319,158	Westgate Resorts LLC, Ser 2015-1A, Class A, 144a, 2.750%, 5/20/27	1,318,546
4,612,354	Westgate Resorts LLC, Ser 2016-1A, Class A, 144a, 3.500%, 12/20/28	4,637,869
	Total Asset-Backed Securities	$379,513,084

	Corporate Bonds — 34.5%

	Financials — 13.9%
7,400,000	American Express Co., 2.200%, 10/30/20	7,339,287
3,000,000	Bank of America Corp., 6.875%, 11/15/18	3,124,183
3,000,000	Bank of America Corp. MTN, 5.650%, 5/1/18	3,035,800
1,000,000	Bank of America NA, 1.750%, 6/5/18	999,574
700,000	Bank One Corp., 8.530%, 3/1/19(C)	748,194
605,000	BB&T Corp. MTN, 2.050%, 6/19/18	605,314
7,000,000	BB&T Corp. MTN, 2.150%, 2/1/21	6,933,782
6,325,000	Capital One NA/Mclean VA, 1.500%, 3/22/18	6,317,076
875,000	Capital One NA/Mclean VA, 1.650%, 2/5/18	874,976
6,800,000	Capital One NA/Mclean VA, (3M LIBOR +0.820%), 2.217%, 8/8/22(A)	6,795,191
1,000,000	Capital One NA/Mclean VA, 2.350%, 8/17/18	1,001,561
6,050,000	Citibank NA, (3M LIBOR +0.340%), 1.965%, 3/20/19(A)	6,055,230
4,842,000	Citigroup, Inc., 1.700%, 4/27/18	4,837,180
1,800,000	Citigroup, Inc., 1.800%, 2/5/18	1,799,812
1,900,000	Citigroup, Inc., 2.150%, 7/30/18	1,901,182
2,225,000	Citigroup, Inc., 6.125%, 5/15/18	2,258,715
5,500,000	Citizens Bank NA/Providence RI, 2.250%, 10/30/20	5,449,120
2,275,000	Credit Suisse AG/New York NY (Switzerland), 1.700%, 4/27/18	2,273,307
1,500,000	Credit Suisse AG/New York NY (Switzerland), 1.750%, 1/29/18	1,500,011
7,195,000	Discover Bank, 2.000%, 2/21/18	7,195,499
6,905,000	Fifth Third Bank/Cincinnati OH, 1.450%, 2/28/18	6,901,118
400,000	Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	400,082
1,114,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/1/18	1,125,724
825,000	Intercontinental Exchange, Inc., 2.500%, 10/15/18	828,218
500,000	Intercontinental Exchange, Inc., 2.750%, 12/1/20	504,850
3,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	3,004,173
4,730,000	KeyCorp. MTN, 2.300%, 12/13/18	4,737,085
15,000,000	Manufacturers & Traders Trust Co., 1.450%, 3/7/18	14,993,121
3,000,000	Moody's Corp., (3M LIBOR +0.350%), 1.837%, 9/4/18(A)	3,002,390
7,350,000	Mountain Agency, Inc. (The), 1.780%, 12/1/23(A)(B)	7,350,000
300,000	National City Bank of Indiana, 4.250%, 7/1/18	303,386
2,500,000	Principal Life Global Funding II, 144a, 1.500%, 4/18/19	2,478,443
7,000,000	Royal Bank of Canada (Canada), 2.150%, 10/26/20	6,954,801

46

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.5% (Continued)

	Financials — (Continued)
$1,755,000	State Street Corp., 4.956%, 3/15/18	$1,765,040
6,977,000	SunTrust Bank/Atlanta GA, 7.250%, 3/15/18	7,048,323
2,600,000	XLIT Ltd. (Cayman Islands), 2.300%, 12/15/18	2,599,329
		135,041,077

	Consumer Staples — 3.0%
7,000,000	BAT Capital Corp., 144a, 2.297%, 8/14/20	6,961,495
1,239,000	Constellation Brands, Inc., 3.875%, 11/15/19	1,272,593
6,800,000	Kraft Heinz Foods Co., (3M LIBOR +0.570%), 1.980%, 2/10/21(A)	6,817,084
3,600,000	Procter & Gamble Co. (The), 1.900%, 10/23/20	3,580,582
1,540,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 2.235%, 6/24/22(A)	1,539,450
5,827,000	Reynolds American, Inc., 2.300%, 6/12/18	5,833,833
3,200,000	Tyson Foods, Inc., (3M LIBOR +0.550%), 2.037%, 6/2/20(A)	3,217,533
		29,222,570

	Consumer Discretionary — 2.9%
2,000,000	AutoNation, Inc., 6.750%, 4/15/18	2,024,878
500,000	Daimler Finance North America LLC, 144a, 2.375%, 8/1/18	501,055
1,800,000	Dollar General Corp., 1.875%, 4/15/18	1,798,959
905,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/18	905,111
2,375,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/18	2,399,175
6,300,000	General Motors Co., (3M LIBOR +0.800%), 2.192%, 8/7/20(A)	6,337,726
1,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	1,001,244
1,700,000	General Motors Financial Co., Inc., 6.750%, 6/1/18	1,731,706
2,000,000	Hyundai Capital America, 144a, 2.000%, 3/19/18	1,999,370
3,808,000	Lear Corp., 5.375%, 3/15/24	4,027,901
2,273,000	Marriott International, Inc./MD, 6.750%, 5/15/18	2,312,685
1,500,000	McDonald's Corp. MTN, 2.750%, 12/9/20	1,515,562
1,000,000	Newell Brands, Inc., 5.000%, 11/15/23	1,055,420
1,128,000	Volkswagen Group of America Finance LLC, 144a, 1.650%, 5/22/18	1,126,873
		28,737,665

	Utilities — 2.9%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	3,001,255
825,000	Dominion Energy, Inc., 144a, 1.500%, 9/30/18	822,060
5,000,000	Duke Energy Florida LLC, 2.100%, 12/15/19	4,995,948
2,705,000	E.ON International Finance BV (Netherlands), 144a, 5.800%, 4/30/18	2,737,033
3,950,000	EDP Finance BV (Netherlands), 144a, 6.000%, 2/2/18	3,954,740
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,967,750
700,000	ITC Holdings Corp., 144a, 5.500%, 1/15/20	734,775
500,000	Ohio Power Co., 6.050%, 5/1/18	506,334
900,000	South Carolina Electric & Gas Co., 5.250%, 11/1/18	923,863
451,000	Southern Electric Generating Co., 144a, 2.200%, 12/1/18	451,627
4,981,000	United Utilities PLC (United Kingdom), 4.550%, 6/19/18	5,028,084
		28,123,469

	Materials — 2.5%
6,150,000	Cabot Corp., 2.550%, 1/15/18	6,150,822
7,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 144a, 1.700%, 5/1/18	6,995,502
2,700,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	2,697,620
800,000	Monsanto Co., 1.850%, 11/15/18	798,871
7,100,000	Westlake Chemical Corp., 4.625%, 2/15/21	7,277,500
		23,920,315

	Industrials — 2.3%
8,650,000	Arrow Electronics, Inc., 3.000%, 3/1/18	8,660,962
565,000	Canadian National Railway Co. (Canada), 5.550%, 5/15/18	572,655
1,500,000	Lockheed Martin Corp., 2.500%, 11/23/20	1,509,583
6,875,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 2.096%, 5/22/20(A)	6,911,581
3,669,000	Martin Marietta Materials, Inc., 6.600%, 4/15/18	3,716,474
958,000	SBA Tower Trust, 144a, 2.898%, 10/8/19	960,302
		22,331,557

	Energy — 2.1%
810,000	Canadian Natural Resources Ltd. (Canada), 1.750%, 1/15/18	809,855
7,365,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	7,369,354
3,650,000	Phillips 66, 144a, (3M LIBOR +0.650%), 2.009%, 4/15/19(A)	3,652,125
800,000	Questar Pipeline LLC, 5.830%, 2/1/18	802,287
1,500,000	Ras Laffan Liquefied Natural Gas Co. (Qatar), 6.750%, 9/30/19	1,605,000
293,130	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	303,448

47

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.5% (Continued)

	Energy — (Continued)
$4,441,000	Spectra Energy Partners LP, 2.950%, 9/25/18	$4,467,687
1,300,000	TransCanada PipeLines Ltd. (Canada), (3M LIBOR +0.790%), 2.147%, 1/12/18(A)	1,300,142
		20,309,898

	Health Care — 1.9%
2,100,000	Amgen, Inc., 1.900%, 5/10/19	2,093,231
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,088,392
7,700,000	Dignity Health, 2.637%, 11/1/19	7,690,720
7,000,000	UnitedHealth Group, Inc., 1.950%, 10/15/20	6,936,021
		18,808,364

	Information Technology — 1.4%
3,200,000	Dell International LLC / EMC Corp., 144a, 3.480%, 6/1/19	3,240,088
1,400,000	Fidelity National Information Services, Inc., 2.000%, 4/15/18	1,400,317
9,300,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	9,236,344
		13,876,749

	Real Estate — 1.1%
2,250,000	Equity Commonwealth, 5.875%, 9/15/20	2,376,943
1,790,000	Highwoods Realty LP, 7.500%, 4/15/18	1,817,087
1,250,000	Realty Income Corp., 2.000%, 1/31/18	1,249,888
650,000	Select Income REIT, 2.850%, 2/1/18	650,000
2,210,000	Simon Property Group LP, 144a, 1.500%, 2/1/18	2,209,737
2,610,000	Welltower, Inc., 2.250%, 3/15/18	2,611,008
		10,914,663

	Telecommunication Services — 0.5%
406,000	Crown Castle Towers LLC, 144a, 6.113%, 1/15/20	427,982
2,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.750%, 1/15/18	1,999,434
1,405,000	Sky PLC (United Kingdom), 144a, 2.625%, 9/16/19	1,407,735
1,000,000	Sky PLC (United Kingdom), 144a, 6.100%, 2/15/18	1,004,660
		4,839,811
	Total Corporate Bonds	$336,126,138

	Commercial Mortgage-Backed Securities — 8.8%
6,594,835	A10 Term Asset Financing LLC, Ser 2017-1A, Class A1FL, 144a, (1M LIBOR +0.850%), 2.327%, 3/15/36(A)	6,594,828
3,898,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class A, 144a, (1M LIBOR +0.820%), 2.070%, 10/15/34(A)	3,898,127
3,219,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class AS, 144a, (1M LIBOR +1.100%), 2.350%, 10/15/34(A)	3,219,104
3,822,691	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	3,908,758
6,560,000	CGDB Commercial Mortgage Trust, Ser 2017-BIO, Class B, 144a, (1M LIBOR +0.950%), 2.427%, 5/15/30(A)	6,562,037
3,991,000	COMM Mortgage Trust, Ser 2013-CR10, Class A2, 2.972%, 8/10/46	4,015,537
46,078,000	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.303%, 6/10/47(A)(B)	2,427,149
5,693,131	COMM Mortgage Trust, Ser 2016-SAVA, Class A, 144a, (1M LIBOR +1.720%), 3.152%, 10/15/34(A)	5,699,232
846,786	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 2.794%, 7/12/44(A)	857,302
12,047	FDIC Guaranteed Notes Trust, Ser 2010-C1, Class A, 144a, 2.980%, 12/6/20	12,048
4,122,809	GS Mortgage Securities Corp. II, Ser 2015-GC30, Class A1, 1.439%, 5/10/50	4,089,509
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)	6,011,626
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.786%, 5/10/34(A)(B)(D)	2,699,352
8,320,000	Hospitality Mortgage Trust, Ser 2017-HIT, Class B, 144a, (1M LIBOR +1.180%), 2.424%, 5/8/30(A)	8,320,025
10,422,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 2.100%, 10/15/32(A)	10,425,183
2,502,964	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A1, 1.539%, 11/15/47	2,493,672
2,916,028	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Class A1, 1.626%, 5/15/48	2,900,297
1,883,000	Merrill Lynch Mortgage Investors Trust, Ser 1998-C1, Class E, 6.750%, 11/15/26(A)(B)	2,001,918
4,092,697	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A1, 1.405%, 2/15/48	4,068,015

48

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 8.8% (Continued)
$808,364	PFP Ltd. (Cayman Islands), Ser 2015-2, Class A, 144a, (1M LIBOR +1.450%), 2.927%, 7/14/34(A)	$809,510
3,784,471	RAIT Trust, Ser 2017-FL7, Class A, 144a, (1M LIBOR +0.950%), 2.189%, 6/15/37(A)	3,786,951
13,262,494	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.217%, 1/10/45(A)(B)(D)	891,710
	Total Commercial Mortgage-Backed Securities	$85,691,890

	Agency Collateralized Mortgage Obligations — 5.7%
124,328,288	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.216%, 9/25/20(A)(B)(D)	410,308
130,510,400	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.297%, 6/25/21(A)(B)(D)	4,425,816
28,776	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	28,982
362,182	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 1.877%, 3/15/34(A)	362,030
40,863	FHLMC REMIC, Ser 2927 Class ED, 4.000%, 1/15/35	40,932
40,816	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	41,090
1,688,483	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	1,698,988
16,530,249	FHLMC REMIC, Ser 4022 Class AH, 1.500%, 12/15/25	16,317,870
4,503,957	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	4,280,677
1,365	FHLMC REMIC, Ser 4459 Class NG, 6.500%, 10/15/24	1,366
208,032	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	214,076
76,197	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	79,366
67,495	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	69,182
298,496	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 1.828%, 9/25/33(A)	299,641
562,509	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	589,646
56,404	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	57,096
8,640,001	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	8,685,113
3,149,026	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	3,143,556
24,885	FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/18	24,864
2,311,247	FNMA REMIC, Ser 2011-67, Class DA, 4.500%, 7/25/21	2,340,786
278,292	FNMA REMIC, Ser 2012 102 Class, 1.500%, 9/25/27	267,631
3,232,228	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22	152,749
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(C)	170,133
122,472	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	126,728
91,800	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	92,342
180,214	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	176,985
6,207,375	GNMA, Ser 2016-40, Class F, (1M LIBOR +0.400%), 1.664%, 7/16/57(A)	6,142,961
5,012,598	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 1.941%, 1/16/58(A)	4,967,884
	Total Agency Collateralized Mortgage Obligations	$55,208,798

	Non-Agency Collateralized Mortgage Obligations — 4.2%
2,372,869	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 3.182%, 4/25/33(A)(B)††	2,404,471
286,398	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.712%, 4/25/34(A)(B)††	288,366
5,145,877	Bear Stearns ARM Trust, Ser 2004-4, Class A6, 3.551%, 6/25/34(A)(B)††	5,231,001
210,474	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(C)††	213,395
65,698	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	65,474
264,306	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(A)(B)	266,908
2,888,934	CSMC Trust, Ser 2014-WIN1, Class 2A5, 144a, 3.000%, 9/25/44(A)(B)	2,863,093
6,142,674	CSMC Trust, Ser 2014-WIN2, Class A5, 144a, 3.000%, 10/25/44(A)(B)	6,159,475
59,550	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	59,230
4,688,728	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 3.407%, 10/25/33(A)(B)	4,823,617
168,370	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.417%, 6/25/36(A)(B)	159,260
21,304	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 3.570%, 12/25/32(A)	21,270
162,874	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.241%, 12/25/34(A)(B)	161,787

49

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 4.2% (Continued)
$14,316,123	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Ser 2005-3, Class A1C, (1M LIBOR +0.370%), 1.922%, 7/25/35(A)	$14,325,745
866,634	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.541%, 2/25/37(A)(B)	742,106
2,636,678	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(B)	2,637,545
164,824	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 3.365%, 6/25/33(A)(B)	166,346
409,132	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 3.719%, 12/25/33(A)(B)	412,709
	Total Non-Agency Collateralized Mortgage Obligations	$41,001,798

	U.S. Government Mortgage-Backed Obligations — 2.8%
87,411	FHLMC, Pool #1B1580, (12M LIBOR +1.961%), 3.711%, 3/1/34(A)	92,789
129,321	FHLMC, Pool #1B2629, (12M LIBOR +1.750%), 3.500%, 11/1/34(A)	135,906
364,338	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 4.200%, 3/1/36(A)	392,778
105,540	FHLMC, Pool #1G1471, (12M LIBOR +1.670%), 3.357%, 1/1/37(A)	110,411
633,808	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 3.430%, 11/1/36(A)	667,218
62,755	FHLMC, Pool #1H2524, (1 Year CMT Rate +2.250%), 3.172%, 8/1/35(A)	66,245
240,639	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 3.675%, 8/1/37(A)	252,649
205,744	FHLMC, Pool #1K1238, (1 Year CMT Rate +2.250%), 3.232%, 7/1/36(A)	216,637
140,742	FHLMC, Pool #1L0087, (1 Year CMT Rate +2.250%), 3.231%, 6/1/35(A)	148,643
344,928	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 3.377%, 7/1/35(A)	363,920
193,036	FHLMC, Pool #1L1288, (1 Year CMT Rate +2.250%), 3.047%, 5/1/36(A)	203,885
167,056	FHLMC, Pool #1Q0080, (12M LIBOR +1.686%), 3.436%, 1/1/36(A)	175,259
415,624	FHLMC, Pool #1Q0119, (12M LIBOR +1.843%), 3.597%, 9/1/36(A)	437,860
534,550	FHLMC, Pool #1Q0187, (12M LIBOR +1.800%), 3.550%, 12/1/36(A)	560,036
319,413	FHLMC, Pool #1Q0339, (12M LIBOR +1.944%), 3.653%, 4/1/37(A)	337,154
119,376	FHLMC, Pool #1Q0669, (12M LIBOR +1.723%), 3.446%, 11/1/37(A)	125,122
496,593	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 3.398%, 11/1/36(A)	523,188
620,353	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 3.075%, 4/1/34(A)	655,700
285,987	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 3.419%, 11/1/36(A)	301,169
231,177	FHLMC, Pool #847795, (1 Year CMT Rate +2.273%), 3.351%, 4/1/35(A)	243,644
130,555	FHLMC, Pool #848088, (1 Year CMT Rate +2.245%), 3.067%, 4/1/35(A)	137,970
467,077	FHLMC, Pool #848539, (1 Year CMT Rate +2.263%), 3.189%, 4/1/37(A)	493,893
1,131,692	FHLMC, Pool #848583, (1 Year CMT Rate +2.301%), 3.213%, 1/1/36(A)	1,197,293
15,598	FHLMC, Pool #A92646, 5.500%, 6/1/40	17,369
15,760	FHLMC, Pool #C03505, 5.500%, 6/1/40	17,246
68,233	FHLMC, Pool #C66916, 7.000%, 5/1/32	75,431
11,809	FHLMC, Pool #D94598, 6.500%, 4/1/21	12,300
2,114	FHLMC, Pool #G00100, 8.000%, 2/1/23	2,309
47,892	FHLMC, Pool #G01840, 5.000%, 7/1/35	51,956
377,220	FHLMC, Pool #G11769, 5.000%, 10/1/20	385,228
241,902	FHLMC, Pool #G11773, 5.000%, 10/1/20	247,128
151,247	FHLMC, Pool #J05907, 6.000%, 8/1/19	152,717
117,083	FHLMC, Pool #J10895, 4.000%, 10/1/19	120,509
58,850	FNMA, Pool #175123, 7.450%, 8/1/22	60,561
5,019	FNMA, Pool #207530, 8.250%, 4/1/22	5,031
150,238	FNMA, Pool #254868, 5.000%, 9/1/33	163,196
74,313	FNMA, Pool #256272, 5.500%, 6/1/26	81,359
125,814	FNMA, Pool #256852, 6.000%, 8/1/27	140,551
28,135	FNMA, Pool #323832, 7.500%, 7/1/29	32,611
2,168	FNMA, Pool #334593, 7.000%, 5/1/24	2,338
103,116	FNMA, Pool #555380, (12M LIBOR +1.600%), 3.268%, 4/1/33(A)	108,629
53,850	FNMA, Pool #665773, 7.500%, 6/1/31	55,271
109,428	FNMA, Pool #679742, (1 Year CMT Rate +2.580%), 3.365%, 1/1/40(A)	112,297
76,884	FNMA, Pool #681842, (1 Year CMT Rate +2.125%), 2.900%, 2/1/33(A)	80,562
136,555	FNMA, Pool #681898, (1 Year CMT Rate +2.125%), 2.943%, 4/1/33(A)	143,661
163,728	FNMA, Pool #725245, (1 Year CMT Rate +2.140%), 2.978%, 2/1/34(A)	172,369
544	FNMA, Pool #725284, 7.000%, 11/1/18	545
170,784	FNMA, Pool #725424, 5.500%, 4/1/34	189,502
1,103,357	FNMA, Pool #725490, (12M LIBOR +1.617%), 3.361%, 4/1/34(A)	1,158,772
23,759	FNMA, Pool #735439, 6.000%, 9/1/19	24,188
29,603	FNMA, Pool #735484, 5.000%, 5/1/35	32,155
132,976	FNMA, Pool #735539, (1 Year CMT Rate +2.203%), 3.047%, 4/1/35(A)	140,520
57,473	FNMA, Pool #743207, (12M LIBOR +1.506%), 3.270%, 10/1/33(A)	59,934

50

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 2.8% (Continued)
$47,283	FNMA, Pool #745467, (12M LIBOR +1.947%), 3.653%, 4/1/36(A)	$49,710
47,783	FNMA, Pool #745790, (1 Year CMT Rate +2.062%), 2.968%, 8/1/36(A)	49,874
172,709	FNMA, Pool #761411, 4.500%, 5/1/19	175,385
80,631	FNMA, Pool #784365, (6M LIBOR +1.550%), 3.050%, 5/1/34(A)	83,558
185,087	FNMA, Pool #791978, (6M LIBOR +1.518%), 3.018%, 9/1/34(A)	192,302
62,086	FNMA, Pool #804001, (1 Year CMT Rate +2.185%), 3.435%, 10/1/34(A)	65,229
47,454	FNMA, Pool #809897, (12M LIBOR +1.697%), 3.361%, 3/1/35(A)	49,943
180,749	FNMA, Pool #813170, (12M LIBOR +1.575%), 3.200%, 1/1/35(A)	189,111
890,625	FNMA, Pool #815323, (6M LIBOR +1.536%), 2.940%, 1/1/35(A)	922,642
195,770	FNMA, Pool #820364, (12M LIBOR +0.969%), 2.720%, 4/1/35(A)	202,833
385,012	FNMA, Pool #827787, (6M LIBOR +1.550%), 3.048%, 5/1/35(A)	398,443
50,111	FNMA, Pool #828480, (12M LIBOR +1.730%), 3.605%, 6/1/35(A)	52,567
129,044	FNMA, Pool #839239, (12M LIBOR +1.760%), 3.510%, 9/1/35(A)	135,875
92,090	FNMA, Pool #888179, (12M LIBOR +1.812%), 3.488%, 2/1/37(A)	97,021
60,474	FNMA, Pool #888548, (1 Year CMT Rate +2.251%), 3.376%, 5/1/35(A)	63,830
100,877	FNMA, Pool #889060, 6.000%, 1/1/38	113,861
94,457	FNMA, Pool #889061, 6.000%, 1/1/38	107,943
6,184	FNMA, Pool #889382, 5.500%, 4/1/38	6,906
347,125	FNMA, Pool #922674, (12M LIBOR +1.905%), 3.611%, 4/1/36(A)	367,957
71,973	FNMA, Pool #931676, 5.500%, 1/1/19	72,655
145,746	FNMA, Pool #950385, (6M LIBOR +0.964%), 2.402%, 8/1/37(A)	147,597
46,393	FNMA, Pool #960376, 5.500%, 12/1/37	51,112
211,664	FNMA, Pool #985670, 6.500%, 10/1/21	219,148
129	FNMA, Pool #995284, 5.500%, 3/1/20	129
334,700	FNMA, Pool #AA1150, 4.000%, 4/1/23	344,460
10,158	FNMA, Pool #AD0941, 5.500%, 4/1/40	11,399
77,167	FNMA, Pool #AE0363, 5.000%, 7/1/37	83,819
113,249	FNMA, Pool #AE0727, 4.000%, 10/1/20	116,551
94,364	FNMA, Pool #AE5441, 5.000%, 10/1/40	101,776
172,326	FNMA, Pool #AI6588, 4.000%, 7/1/26	180,349
183,808	FNMA, Pool #AI8506, 4.000%, 8/1/26	192,332
163,214	FNMA, Pool #AL0211, 5.000%, 4/1/41	176,054
26,278	FNMA, Pool #AL0302, 5.000%, 4/1/24	27,586
1,030,953	FNMA, Pool #AL0478, (12M LIBOR +1.794%), 3.532%, 4/1/36(A)	1,088,507
289,015	FNMA, Pool #AL0543, 5.000%, 7/1/41	312,176
161,059	FNMA, Pool #AL1105, 4.500%, 12/1/40	173,996
51,150	FNMA, Pool #AL2591, 5.500%, 5/1/38	53,377
560,661	FNMA, Pool #AL5275, (6M LIBOR +1.492%), 2.972%, 9/1/37(A)	579,867
3,109,419	FNMA, Pool #AL7396, (6M LIBOR +1.537%), 3.016%, 2/1/37(A)	3,222,271
8,778	GNMA, Pool #344233, 8.000%, 2/15/23	9,326
36,788	GNMA, Pool #345123, 8.000%, 12/15/23	39,168
4,849	GNMA, Pool #569337, 6.500%, 4/15/22	5,085
14,797	GNMA, Pool #628440, 7.000%, 4/15/24	14,872
11,479	GNMA, Pool #780322, 8.000%, 11/15/22	12,307
510,869	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.375%, 2/20/34(A)	531,290
218,177	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.625%, 4/20/34(A)	226,812
384,830	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.750%, 8/20/34(A)	399,512
791,689	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.375%, 3/20/41(A)	815,095
594	GNMA, Pool #8426, (1 Year CMT Rate +1.500%), 3.000%, 11/20/18(A)	593
572,307	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.000%, 11/20/44(A)	588,857
2,242,485	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.000%, 12/20/44(A)	2,308,271
	Total U.S. Government Mortgage-Backed Obligations	$27,116,953

	Municipal Bonds — 2.7%

	California — 0.4%
2,155,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 1.810%, 9/1/41(A)(B)	2,155,000
1,885,000	CA St Infrastructure & Economic Dev Bank, Variable Canyon Plastics Inc P, (LOC: Bank Of West (The)), 1.860%, 12/1/39(A)(B)	1,885,000
		4,040,000

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO, (MUNISPA + 0.920%), 2.630%, 5/15/18(A)	425,812

	Florida — 0.5%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	4,989,200

	Illinois — 0.4%
3,500,000	IL St Sales Tax Rev, Txbl Sales Tax, 2.000%, 6/15/18	3,497,305

	Massachusetts — 0.2%
1,842,000	MA St Edu Fin Auth, I Ser B 1,(1M LIBOR + 1.750%), 3.111%, 1/1/31(A)	1,843,142

51

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.7% (Continued)

	Minnesota — 0.1%
$1,095,000	Saint Paul Mn Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.838%, 7/1/18	$1,093,894

	New Mexico — 0.0%
30,000	New Mexico Educational Assistance Foundation, (3M LIBOR + 0.650%), 2.131%, 12/1/28(A)	30,016

	New York — 0.3%
3,300,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 1.800%, 1/1/25(A)(B)	3,300,000

	Ohio — 0.1%
1,000,000	West Carrollton Oh Non-Tax Rev, Txbl Various Purpose BANS, 1.600%, 5/1/18	998,660

	Other Territory — 0.6%
5,900,000	Rib Floater Trust, Txbl Muni Floaters Trs Ser 201, (LOC: Barclays Bank PLC), 144a, 1.920%, 7/1/22(A)(B)	5,900,000

	South Carolina — 0.0%
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.785%, 12/1/18	279,350
	Total Municipal Bonds	$26,397,379

	U.S. Government Agency Obligations — 0.8%
2,100,000	Overseas Private Investment Corp., 1.450%, 10/15/33(A)	2,100,000
5,000,000	Overseas Private Investment Corp., 1.530%, 7/20/22(A)	5,000,000
19,816	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	20,741
27,766	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	28,662
182,466	Small Business Administration Pools, 1.650%, 1/25/26(A)	179,889
152,398	Small Business Administration Pools, 1.750%, 4/25/28(A)	152,064
	Total U.S. Government Agency Obligations	$7,481,356

	Bank Loans — 0.2%
1,166,791	J Crew Group Inc., Consenting Amended Initial Loan, (LIBOR +3.220%), 4.848%, 3/5/21(A)(E)	696,574
1,748,375	Micron Technology Inc., Term Loan, (LIBOR +2.000%), 3.390%, 4/26/22(A)(E)	1,763,114
	Total Bank Loans	$2,459,688

	Commercial Paper — 1.4%
2,200,000	Catholic Health Initiatv, 1.605%, 01/11/18(F)	2,198,818
5,000,000	Cintas Corp., 1.800%, 01/02/18(F)	4,999,041
5,400,000	KCP&L Greater Missouri, 1.750%, 01/02/18(F)	5,398,999
700,000	Virginia Electric Power, 1.720%, 01/03/18(F)	699,832
	Total Commercial Paper	$13,296,690

Shares

	Short-Term Investment Fund — 0.0%
48,369	Dreyfus Government Cash Management, Institutional Shares, 1.19%¥Ω	$48,369
	Total Investment Securities — 100.0%
	(Cost $977,032,119)	$974,342,143

	Other Assets in Excess of Liabilities — 0.0%	122,038

	Net Assets — 100.0%	$974,464,181

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2017.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2017.

(F)	Rate reflects yield at the time of purchase.

52

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $437,068,652 or 44.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$379,513,084	$—	$379,513,084
Corporate Bonds	—	336,126,138	—	336,126,138
Commercial Mortgage-Backed Securities	—	85,691,890	—	85,691,890
Agency Collateralized Mortgage Obligations	—	55,208,798	—	55,208,798
Non-Agency Collateralized Mortgage Obligations	—	41,001,798	—	41,001,798
U.S. Government Mortgage-Backed Obligations	—	27,116,953	—	27,116,953
Municipal Bonds	—	26,397,379	—	26,397,379
U.S. Government Agency Obligations	—	7,481,356	—	7,481,356
Bank Loans	—	2,459,688	—	2,459,688
Commercial Paper	—	13,296,690	—	13,296,690
Short-Term Investment Fund	48,369	—	—	48,369
Total	$48,369	$974,293,774	$—	$974,342,143

See accompanying Notes to Portfolios of Investments.

53

Notes to Portfolios of Investments

December 31, 2017 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund and Merger Arbitrage Fund held Level 3 categorized securities during the period ended December 31, 2017. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At December 31, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments for the Emerging Markets Small Cap Fund and Merger Arbitrage Fund.

During the period ended December 31, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Active Bond Fund’s and Ultra Short

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Notes to Portfolios of Investments (Unaudited) (Continued)

Duration Fixed Income Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Fund’s Board of Trustees (the “Board”), and are generally categorized in Level 2. The Ultra Short Duration Fixed Income Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans— The Active Bond Fund and the Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature.

55

Notes to Portfolios of Investments (Unaudited) (Continued)

The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Funds’ bank loans.

As of December 31, 2017, the Funds did not hold any unfunded loan commitments

Collateralized Loan Obligations— The Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

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Notes to Portfolios of Investments (Unaudited) (Continued)

As of December 31, 2017, the Arbitrage Fund and Merger Arbitrage Fund had securities sold short with a fair value of $(35,638,901) and $(25,821,619), respectively, and pledged securities with a fair value of $38,604,199 and $45,967,766, respectively, as collateral and pledged cash collateral of $23,799,682 and $1,550,602, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of December 31, 2017, the Arbitrage Fund and Merger Arbitrage Fund had written options with a fair value of $(15,675) and $(11,571), respectively, and pledged securities with a fair value of $38,604,199 and $45,967,766, respectively, as collateral and pledged cash collateral of $23,799,682 and $1,550,602, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund held purchased options with a fair value of $39,040 and $36,160, respectively, as of December 31, 2017.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes

57

Notes to Portfolios of Investments (Unaudited) (Continued)

in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of December 31, 2017, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $349,900 held as collateral for futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2017, the Arbitrage Fund and Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike

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Notes to Portfolios of Investments (Unaudited) (Continued)

owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2017:

Fair Value of Derivative Investments
as of December 31, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures Contracts-Interest Rate Contracts*	$54,109	$106,156
Arbitrage Fund	Purchased Options-Equity Contracts*	39,040	—
	Written Options-Equity Contracts*	—	(15,675)
	Forward Foreign Currency Contracts*	—	(37,488)
Merger Arbitrage Fund	Purchased Options- Equity contracts*	36,160	—
	Written Options-Equity Contracts*	—	(11,571)
	Forward Foreign Currency Contracts*	—	(21,989)

*	Amounts for Futures Contracts and Forward Foreign Currency Contracts represent unrealized appreciation (depreciation). Amounts for Purchased and Written Options represent market value.

For the period ended December 31, 2017, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$67,130	$57,769
Written Options - Premiums received	$—	$67,598	$53,214
Forward foreign currency contracts:
Average U.S. dollar amount received	$—	$3,740,401	$2,194,016
Interest rate contracts:
Futures Contracts - Average notional value	$23,844,086	$—	$—

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next

59

Notes to Portfolios of Investments (Unaudited) (Continued)

business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Active Bond Fund	Corporate Bonds	$216,608	$222,473	$5,865
Arbitrage Fund	Common Stocks	6,622,834	6,997,312	374,478
	Preferred Stocks	25,140	25,700	560
Total Arbitrage Fund		6,647,974	7,023,012	375,038
Emerging Markets Small Cap Fund	Common Stocks	96,342	102,060	5,718
High Yield Fund	Corporate Bonds	3,077,334	3,184,641	107,307
Mid Cap Value Fund	Common Stocks	10,244,477	10,563,062	318,585
Premium Yield Equity Fund	Common Stocks	2,047,457	2,135,717	88,260
Small Cap Fund	Common Stocks	7,477,243	7,716,540	239,297
Small Cap Value Fund	Common Stocks	3,426,415	3,536,759	110,344
Total Return Bond Fund	Corporate Bonds	14,276	14,658	382

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

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Notes to Portfolios of Investments (Unaudited) (Continued)

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Active Bond Fund	$412,892,279	$5,995,792	$(1,928,520)	$54,790	$(106,156)	$4,015,906
Arbitrage Fund	248,400,237	3,939,108	(6,110,680)	219,239	(4,673,267)	(6,625,600)
Emerging Markets Small Cap Fund	11,918,693	1,969,048	(251,102)	268	—	1,718,214
High Yield Fund	201,749,582	4,383,080	(2,677,295)	—	—	1,705,785
Merger Arbitrage Fund	215,394,249	3,692,969	(4,462,356)	119,788	(4,182,047)	(4,831,646)
Mid Cap Fund	694,615,477	153,352,243	(9,594,544)	—	—	143,757,699
Mid Cap Value Fund	641,457,078	143,418,244	(26,527,511)	—	—	116,890,733
Premium Yield Equity Fund	106,858,736	19,818,700	(844,123)	—	—	18,974,577
Sands Capital Select Growth Fund	1,100,311,311	1,296,707,242	(5,424,897)	—	—	1,291,282,345
Small Cap Fund	125,010,230	61,511,510	(2,028,564)	—	—	59,482,946
Small Cap Value Fund	90,486,920	11,050,641	(5,373,663)	—	—	5,676,978
Total Return Bond Fund	277,158,682	4,120,685	(3,678,527)	—	—	442,158
Ultra Short Duration Fixed Income Fund	977,032,119	1,161,820	(3,851,796)	—	—	(2,689,976)

* Other includes Short Sales, Derivatives and Foreign Currency Transactions.

61

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/22/2018

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 2/22/2018

* Print the name and title of each signing officer under his or her signature.